SEC Registration Nos.

811-3591 and 2-80154

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 47        XX

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT ACT OF 1940

Amendment No. 47 XX

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing	XXon April 30, 2003
pursuant to paragraph (b)	pursuant to paragraph (b)
__ 60 days after filing	__ on (date)
pursuant to paragraph (a)	pursuant to paragraph (a)
of Rule 485.


Prospectus

Calvert Variable Series, Inc.

Calvert Portfolios

         - Social Money Market Portfolio

         - Social Small Cap Growth Portfolio

         - Social Mid Cap Growth Portfolio

         - Social International Equity Portfolio

         - Social Balanced Portfolio

         - Social Equity Portfolio

         - Income Portfolio

April 30, 2003

PROSPECTUS

April 30, 2003

CALVERT VARIABLE SERIES, INC.

CALVERT PORTFOLIOS

1       SOCIAL MONEY MARKET PORTFOLIO

7        SOCIAL SMALL CAP GROWTH PORTFOLIO

15      SOCIAL MID CAP GROWTH PORTFOLIO

23      SOCIAL INTERNATIONAL EQUITY PORTFOLIO

31      SOCIAL BALANCED PORTFOLIO

40      SOCIAL EQUITY PORTFOLIO

49      INCOME PORTFOLIO

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SOCIAL MONEY MARKET PORTFOLIO

About the Portfolio

2 Investment Objective, Strategy, Past Performance

3 Fees and Expenses

3 Principal Investment Practices and Risks

About Social Investing

3 Investment Selection Process

3 Socially Responsible Investment Criteria

About Your Investment

4 The Fund and Its Management

4 Advisory Fees

4 Purchase, Exchange and Redemptions of Shares

5 Dividends and Distributions

5 Taxes

5 Financial Highlights

The Social Money Market Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Money Market Portfolio. Performance of the two portfolios will differ.

CVS SOCIAL MONEY MARKET

Advisor:       Calvert Asset Management Company, Inc.

Objective

CVS Social Money Market seeks to provide current income by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business.

Principal Investment Strategies

CVS Social Money Market invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

Principal Risks

-        The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa.

-        Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease.

-        The Portfolio limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's returns over time to the Lipper Variable Annuity Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social Money Market

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '00         1.51%

Worst Quarter (of periods shown)         Q4 '02         0.29%

Average Annual Total Returns(for the periods ended December 31, 2002)

	1 year	5 years	10 years
CVS Social Money Market	1.44%	4.20%	4.36%
Lipper VA Money Market
Funds Average	1.30%	4.19%	4.77%

For current yield information call 800-368-2745, or visit Calvert's website at www.calvert.com

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)

Management Fees	.50%
Other Expenses	.24%
Total Fund Operating Expenses2	.74%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

2 Total Fund Operating Expenses reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be .70%.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

Principal Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them.

For further information on the Portfolio's investment policies and restrictions, as well as a description of the types of securities that may be purchased, see the Statement of Additional Information ("SAI").

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for the Portfolio must meet the minimum standards for all its financial and social criteria.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

-        Deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

-        Manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans.

-        Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.  For example, the Portfolio considers both unionized and non-union firms with good labor relations.

-        Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.  For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio seeks to avoid investing in companies that Calvert determines to be significantly engaged in:

-        Business activities in support of repressive regimes

-        Production, or the manufacture of equipment, to produce nuclear energy

-        Manufacture of weapon systems

-        Manufacture of alcoholic beverages or tobacco products

-        Operation of gambling casinos

-        A pattern and practice of violating the rights of American Indians and other indigenous peoples

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2003, Calvert had over $8.5 billion in assets under management.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.30% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any applicable charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

Money Market Portfolio

Financial Highlights

	Years Ended
	December 31,	December 31,
	2002	2001
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.014	.037
Total from investment operations	.014	.037
Distributions from
Net investment income	(.014)	(.037)
Total increase (decrease) in net asset value	--	--
Net asset value, ending	$1.00	$1.00

Total return	1.44%	3.74%
Ratios to average net assets:
Net investment income	1.40%	3.67%
Total expenses	.74%	.67%
Expenses before offsets	.71%	.67%
Net expenses	.70%	.63%
Net assets, ending (in thousands)	$22,449	$21,781

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.058	.047	.050
Total from investment operations	.058	.047	.050
Distributions from
Net investment income	(.058)	(.047)	(.050)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return	5.94%	4.82%	5.14%
Ratios to average net assets:
Net investment income	5.85%	4.72%	5.01%
Total expenses	.66%	.67%	.66%
Expenses before offsets	.66%	.67%	.66%
Net expenses	.61%	.64%	.63%
Net assets, ending (in thousands)	$22,969	$16,387	$11,205

SOCIAL SMALL CAP GROWTH PORTFOLIO

About the Portfolio

8 Investment Objective, Strategy, Past Performance

9 Fees and Expenses

9 Principal Investment Practices and Risks

About Social Investing

11 Investment Selection Process

11 Socially Responsible Investment Criteria

About Your Investment

12 The Fund and its Management

12 Advisory Fees

12 Purchase, Exchange and Redemption of Shares

13 Dividends and Distributions

13 Taxes

13 Financial Highlights

Calvert Social Small Cap Growth Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert New Vision Small Cap Fund. Performance of the two portfolios will differ.

CVS SOCIAL SMALL CAP GROWTH

Advisor:       Calvert Asset Management Company, Inc.

Subadvisor:  Awad Asset Management, Inc.

Objective

CVS Social Small Cap Growth seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal investment strategies

At least 80% of CVS Social Small Cap Growth's assets will be invested in the common stocks of small-cap companies. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation).

The Portfolio currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Portfolio initially invests.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down.

-        The individual stocks in the Portfolio do not perform as well as expected, and/or the Portfolio's management practices might not work to achieve their desired result.

-        Prices of small-cap stocks may respond to market activity differently than larger more established companies, so there is the possibility if greater risk by investing in smaller capitalized companies rather than larger, more established companies.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social Small Cap Growth

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown)          Q4 '99         21.90%

Worst Quarter (of periods shown)         Q1 '97         (27.24%)

Average Annual Total Returns(for the periods ended December 31, 2002)

	1 year	5 years	Since
			Inception*
CVS Social Small Cap
Growth	(22.55%)	0.45%	4.01%
Russell 2000 Index	(20.48%)	(1.36%)	6.55%
Lipper VA Small-Cap
Core Funds Average	(18.88%)	1.30%	7.97%

*The month end date of 3/31/95 is used for comparison purposes only, actual Fund inception is 3/15/95.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	1.00%
Other Expenses	.38%
Total Fund Operating Expenses2	1.38%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

2 Total Fund Operating Expenses reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 1.28%.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$141	$437	$755	$1,657

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

NA     Not applicable to this type of fund

Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective Risks: Opportunity.

q 35T

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	q1

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q 35T

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q 35T

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

q

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

q

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.	8

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T2

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

q 5T

1       The Portfolio may invest only in American Depositary Receipts (ADRs), dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the Statement of Additional Information ("SAI").

2       Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

This risk means that a Portfolio's investment management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for the Portfolio must meet the minimum standards for all its financial and social criteria.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

-        Deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

-        Manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans.

-        Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.  For example, the Portfolio considers both unionized and non-union firms with good labor relations.

-        Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.  For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio seeks to avoid investing in companies that Calvert determines to be significantly engaged in:

-        Business activities in support of repressive regimes

-        Production, or the manufacture of equipment, to produce nuclear energy

-        Manufacture of weapon systems

-        Manufacture of alcoholic beverages or tobacco products

-        Operation of gambling casinos

-        A pattern and practice of violating the rights of American Indians and other indigenous peoples

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2003, Calvert had over $8.5 billion in assets under management.

Subadvisor and Portfolio Manager

Awad Asset Management, Inc. ("Awad") (250 Park Avenue, New York, New York 10177) a subsidiary of Raymond James & Associates, has managed CVS Social Small Cap Growth since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for Social Small Cap Growth. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio. Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
	2002	2001
Net asset value, beginning	$14.80	$13.58
Income from investment operations
Net investment income (loss)	.37	(.06)
Net realized and unrealized gain (loss)	(3.71)	1.54
Total from investment operations	(3.34)	1.48
Distributions from
Net investment income	(.19)	--
Net realized gains	(.24)	(.26)
Total distributions	(.43)	(.26)
Total increase (decrease) in net asset value	(3.77)	1.22
Net asset value, ending	$11.03	$14.80

Total return	(22.55%)	10.86%
Ratios to average net assets:
Net investment income (loss)	2.66%	(.52%)
Total expenses	1.38%	1.39%
Expenses before offsets	1.32%	1.39%
Net expenses	1.28%	1.22%
Portfolio turnover	66%	59%
Net assets, ending (in thousands)	$12,004	$12,603

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998
Net asset value, beginning	$13.27	$11.12	$12.02
Income from investment operations
Net investment income (loss)	(.10)	(.05)	.02
Net realized and unrealized gain (loss)	.94	2.20	(.77)
Total from investment operations	.84	2.15	(.75)
Distributions from
Net investment income	--	**	(.01)
Net realized gains	(.53)	--	(.14)
Total distributions	(.53)	--	(.15)
Total increase (decrease) in net asset value	.31	2.15	(.90)
Net asset value, ending	$13.58	$13.27	$11.12

Total return	6.29%	19.38%	(6.23%)
Ratios to average net assets:
Net investment income (loss)	(.86%)	(.51%)	.12%
Total expenses	1.61%	1.58%	1.33%
Expenses before offsets	1.61%	1.58%	1.33%
Net expenses	1.26%	1.15%	1.12%
Portfolio turnover	106%	79%	72%
Net assets, ending (in thousands)	$7,204	$4,449	$3,626

**                Distribution was less than .01 per share.

SOCIAL MID CAP GROWTH PORTFOLIO

About the Portfolio

16 Investment Objective, Strategy, Past Performance

17 Fees and Expenses

17 Principal Investment Practices and Risks

About Social Investing

19 Investment Selection Process

19 Socially Responsible Investment Criteria

About Your Investment

20 The Fund and Its Management

20 Advisory Fees

20 Purchase, Exchange and Redemption of Shares

21 Dividends and Distributions

21 Taxes

21 Financial Highlights

The Social Mid Cap Growth Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert World Values Fund, Inc. Capital Accumulation Fund. Performance of the two portfolios will differ.

CVS SOCIAL MID CAP GROWTH

Advisor:       Calvert Asset Management Company, Inc.

Subadvisor:  Brown Capital Management, Inc.

Objective

CVS Social Mid Cap Growth seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

Principal investment strategies

Investments are primarily in the common stocks of mid-size companies. Returns in the Portfolio will be mostly from the changes in the price of the Portfolio's holdings (capital appreciation.)

The Portfolio currently defines mid-cap companies as those within the range of market capitalizations of the Russell MidCap Growth Index. Most companies in the Index have a capitalization of $500 million to $15 billion. Stocks chosen for the Portfolio combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down.

-        The individual stocks in the Portfolio do not perform as well as expected.

-        The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-        The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The following bar chart and table show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the Russell MidCap Growth Index and the S&P Mid-Cap 400 Index. These are widely recognized, unmanaged indexes of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social Mid Cap Growth

Year-by-Year Total Return

[INSERTBAR CHART HERE]

Best Quarter (of periods shown) Q4 '98         25.32%

Worst Quarter (of periods shown)         Q3 '01         (24.86%)

Average Annual Total Returns(for the periods ended December 31, 2002)

	1 year	5 years	10 years
CVS Social Mid Cap
Growth	(28.22%)	(0.48%)	5.77%
Russell MidCap
Growth Index	(27.41%)	(1.82%)	6.71%
S&P Midcap 400 Index	(14.51%)	6.41%	11.96%
Lipper VA Mid-Cap
Growth Funds Average	(31.09%)	(1.86%)	5.46%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.90%
Other Expenses	.29%
Total Fund Operating Expenses2	1.19%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

2 Total Fund Operating Expenses reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 1.16%.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

NA     Not applicable to this type of fund

Investment Practice
Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25N

Conventional Securities

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q 5N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

q

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

q

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

5T

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

q 5T

1Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's investment management practices might not work to achieve their desired result.

Market risk

The risk that that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for the Portfolio must meet the minimum standards for all its financial and social criteria.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisor. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

-        Deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

-        Manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans.

-        Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.  For example, the Portfolio considers both unionized and non-union firms with good labor relations.

-        Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.  For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio seeks to avoid investing in companies that Calvert determines to be significantly engaged in:

-        Business activities in support of repressive regimes

-        Production, or the manufacture of equipment, to produce nuclear energy

-        Manufacture of weapon systems

-        Manufacture of alcoholic beverages or tobacco products

-        Operation of gambling casinos

-        A pattern and practice of violating the rights of American Indians and other indigenous peoples

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2003, Calvert had over $8.5 billion in assets under management.

Subadvisor and Portfolio Manager

Brown Capital Management, Inc. (1201 North Calvert Street, Baltimore, Maryland 21202) has managed the Portfolio since 1996. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Portfolio, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown has been a panelist on "Wall Street Week" and is a member of the Wall Street Week Hall of Fame.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.65% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the

Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses  All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
	2002	2001
Net asset value, beginning	$25.51	$31.04
Income from investment operations
Net investment income (loss)	(.19)	(.18)
Net realized and unrealized gain (loss)	(7.01)	(3.58)
Total from investment operations	(7.20)	(3.76)
Distributions from
Net realized gains	--	(1.77)
Total distributions	--	(1.77)
Total increase (decrease) in net asset value	(7.20)	(5.53)
Net asset value, ending	$18.31	$25.51

Total return	(28.22%)	(12.20%)
Ratios to average net assets:
Net investment income (loss)	(.90%)	(.77%)
Total expenses	1.19%	1.13%
Expenses before offsets	1.18%	1.13%
Net expenses	1.16%	1.10%
Portfolio turnover	134%	60%
Net assets, ending (in thousands)	$44,176	$65,090

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998
Net asset value, beginning	$30.03	$30.43	$26.63
Income from investment operations
Net investment income (loss)	(.15)	(.21)	(.14)
Net realized and unrealized gain (loss)	3.69	2.32	8.00
Total from investment operations	3.54	2.11	7.86
Distributions from
Net realized gains	(2.53)	(2.51)	(4.06)
Total distributions	(2.53)	(2.51)	(4.06)
Total increase (decrease) in net asset value	1.01	(.40)	3.80
Net asset value, ending	$31.04	$30.03	$30.43

Total return	11.57%	6.97%	29.88%
Ratios to average net assets:
Net investment income (loss)	(.60%)	(.73%)	(.60%)
Total expenses	1.12%	1.11%	1.05%
Expenses before offsets	1.12%	1.11%	1.05%
Net expenses	1.02%	1.02%	1.00%
Portfolio turnover	97%	101%	65%
Net assets, ending (in thousands)	$64,027	$43,976	$39,538

SOCIAL INTERNATIONAL EQUITY PORTFOLIO

About the Portfolio

24 Investment Objective, Strategy, Past Performance

25 Fees and Expenses

25 Principal Investment Practices and Risks

About Social Investing

27 Investment Selection Process

27 Socially Responsible Investment Criteria

About Your Investment

28 The Fund and Its Management

28 Advisory Fees

28 Purchase, Exchange and Redemption of Shares

29 Dividends and Distributions

29 Taxes

29 Financial Highlights

The Social International Equity Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert World Values International Equity Fund. Performance of the two portfolios will differ.

CVS SOCIAL INTERNATIONAL EQUITY

Advisor:       Calvert Asset Management Company, Inc.

Subadvisor:  Grantham, Mayo, Van Otterloo & Co. LLC

Objective

CVS Social International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio for equity securities.

Principal investment strategies

CVS Social International Equity  invests primarily in non-U.S. large cap stocks using a core investment approach.  The Portfolio will generally hold stocks of companies from the constituent countries of MSCI's EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, MSCI's EAFE Index.

No more than 5% of fund net assets will be invested in U.S. companies.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock markets go down (including those outside the U.S.).

-        The individual stocks in the Portfolio do not perform as well as expected, and/or the Portfolio's management practices might not work to achieve their desired result.

-        Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the portfolio. The table compares the Portfolio's performance over time to that of the MSCI EAFE Index GD. This is a widely recognized, unmanaged index of common stock prices. It also shows the Portfolio's returns compared to the Lipper Variable Annuity International Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

CVS Social International Equity

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '99         21.14%

Worst Quarter (of periods shown)         Q3 '02         (18.37%)

Average Annual Total Returns(for the periods ended December 31, 2002)
	1 year	5 years	10 years
CVS Social International
Equity	(14.95%)	(3.61%)	4.32%
MSCI EAFE Index GD	(15.66%)	(2.61%)	4.30%
Lipper VA International
Funds Average	(16.53%)	(2.29%)	5.21%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	1.10%
Other Expenses	1.14%
Total Fund Operating Expenses2	2.24%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

2 Total Fund Operating Expenses reflect an indirect fee and fees before waivers. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 2.01%.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$227	$700	$1,200	$2,575

Principal Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

NA     Not applicable to this type of fund

Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability.  Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	J

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q 35N

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

5T

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

q

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

q

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

5T

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

q 5T

1Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's investment management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. To the greatest extent possible, the Portfolio seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for the Portfolio must meet the minimum standards for all its financial and social criteria.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor of the Portfolio believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

The selection of an investment by the Portfolio does not constitute endorsement or validation by the Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisor. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

-        Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid companies with poor environmental records.

-        Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards.  We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

The Portfolio seeks to avoid investing in companies that:

-        Contribute to human rights abuses in other countries.1

-        Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

-        Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

-        Are significantly engaged in a pattern and practice of violating the rights of indigenous peoples. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1       The Portfolio may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2003, Calvert had over $8.5 billion in assets under management.

Subadvisor and Portfolio Manager

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") (40 Rowes Wharf, Boston, Massachusetts 02110) has managed the Portfolio since March 2002. The firm's philosophy is to create a disciplined portfolio that uses fundamental investment principles and quantitative applications to provide broad international equity exposure, while controlling risk relative to the MSCI EAFE benchmark.

Thomas Hancock and Christopher M. Darnell co-head the portfolio management team for the Portfolio.  Mr. Hancock joined the firm in 1995, serving as a research analyst.  He became a member of the firm in 2000 and is currently engaged in global quantitative equities portfolio management. Prior to joining the firm, he was a research scientist at Siemens and a software engineer at IBM.  Mr. Hancock attended Rensselaer Polytechnic Institute (B.S.) and Harvard University (Ph.D.).

Mr. Darnell joined the firm in 1979, serving as a research analyst.  He became a member of the firm in 1984 and Head of Quantitative Research in 1996.  He has also served as Chief Investment Officer of Quantitative Investment Products and Chairman of the U.S. Equity Investment Policy Group at GMO.  Prior to joining the firm, Mr. Darnell attended Yale University (B.A.) and Harvard University (M.B.A.).

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (e.g., Columbus Day and Veteran’s Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five (5) years. The Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio’s financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

International Equity Portfolio

Financial Highlights

	Years Ended
	December 31,	December 31,
	2002	2001
Net asset value, beginning	$12.85	$19.37
Income from investment operations
Net investment income	.05	.02
Net realized and unrealized gain (loss)	(1.97)	(4.81)
Total from investment operations	(1.92)	(4.79)
Distributions from
Net investment income	--	(.02)
Net realized gains	--	(1.71)
Total distributions	--	(1.73)
Total increase (decrease) in net asset value	(1.92)	(6.52)
Net asset value, ending	$10.93	$12.85

Total return	(14.94%)	(24.69%)
Ratios to average net assets:
Net investment income	.40%	.08%
Total expenses	2.24%	1.61%
Expenses before offsets	2.10%	1.61%
Net expenses	2.01%	1.54%
Portfolio turnover	143%	86%
Net assets, ending (in thousands)	$9,681	$11,283

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998
Net asset value, beginning	$25.66	$20.81	$19.10
Income from investment operations
Net investment income	.01	.01	.10
Net realized and unrealized gain (loss)	(4.49)	6.80	3.35
Total from investment operations	(4.48)	6.81	3.45
Distributions from
Net investment income	--	(.01)	(.07)
Net realized gains	(1.81)	(1.95)	(1.67)
Total distributions	(1.81)	(1.96)	(1.74)
Total increase (decrease) in net asset value	(6.29)	4.85	1.71
Net asset value, ending	$19.37	$25.66	$20.81

Total return	(17.40%)	32.78%	18.09%
Ratios to average net assets:
Net investment income	.06%	.06%	.49%
Total expenses	1.53%	1.62%	1.80%
Expenses before offsets	1.53%	1.60%	1.65%
Net expenses	1.36%	1.50%	1.56%
Portfolio turnover	70%	59%	92%
Net assets, ending (in thousands)	$18,572	$22,013	$17,109

SOCIAL BALANCED PORTFOLIO

About the Portfolio

32 Investment Objective, Strategy, Past Performance

33 Fees and Expenses

34 Principal Investment Practices and Risks

About Social Investing

36 Investment Selection Process

36 Socially Responsible Investment Criteria

About Your Investment

36 The Fund and Its Management

37 Advisory Fees

37 Purchase, Exchange and Redemption of Shares

38 Dividends and Distributions

38 Taxes

38 Financial Highlights

The Social Balanced Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two portfolios will differ.

SOCIAL BALANCED PORTFOLIO

About the Portfolio

32 Investment Objective, Strategy, Past Performance

33 Fees and Expenses

34 Principal Investment Practices and Risks

About Social Investing

36 Investment Selection Process

36 Socially Responsible Investment Criteria

About Your Investment

36 The Fund and Its Management

37 Advisory Fees

37 Purchase, Exchange and Redemption of Shares

38 Dividends and Distributions

38 Taxes

38 Financial Highlights

The Social Balanced Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two portfolios will differ.

CVS Social Balanced

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q2 '97         12.64%

Worst Quarter (of periods shown)         Q3 '01         (9.18%)

Average Annual Total Returns(for the periods ended December 31, 2002)

	1 year	5 years	10 years
CVS Social Balanced	(12.15%)	0.66%	6.60%
Russell 1000 Index	(21.65%)	(0.58%)	9.19%
S&P 500 Index Monthly
Reinvested	(22.09%)	(0.58%)	9.34%
Lehman Aggregate Bond
Index, TR	10.25%	7.55%	7.51%
Lehman US Credit Index	10.53%	7.28%	7.86%
Lipper VA Balanced
Funds Average	(10.17%)	1.92%	7.26%

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.70%
Other Expenses	.21%
Total Fund Operating Expenses	.91%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

NA     Not applicable to this type of fund

Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability.  Risks: Opportunity, Market and Transaction.

J

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	10T

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

20T

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15T

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

J

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

q

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

q

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

q 5N1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

5N

1Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending and when-issued securities and swap agreements.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the US dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to US dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

-        Deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

-        Manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans.

-        Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.  For example, the Portfolio considers both unionized and non-union firms with good labor relations.

-        Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.  For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio seeks to avoid investing in companies that Calvert determines to be significantly engaged in:

-        Business activities in support of repressive regimes

-        Production, or the manufacture of equipment, to produce nuclear energy

-        Manufacture of weapon systems

-        Manufacture of alcoholic beverages or tobacco products

-        Operation of gambling casinos

-        A pattern and practice of violating the rights of American Indians and other indigenous peoples

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814)  is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2003, Calvert had over $8.5 billion in assets under management.

Calvert uses a team approach to its management of the Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of the Portfolio's fixed-income investments. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisor and Portfolio Manager

Brown Capital Management, Inc. (1201 North Calvert Street, Baltimore, Maryland  21202) has managed part of the equity investments of CVS Social Balanced since March 2002. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc. heads the portfolio management team.  He brings over 24 years of management experience to the Portfolio and has held positions with T. Rowe Price Associates and Irwing Management Company.  Mr. Brown is a frequent panelist on "Wall Street Week" and is a member of the Wall Street Week Hall of Fame.

SSgA Funds Management, Inc. (SSgA FM) (Two International Place, Boston, MA  02110) has managed part of the equity investments of CVS Social Balanced since March 2002.  SSgA FM is a subsidiary of State Street Corporation. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank and Trust Company.

SSgA FM's enhanced equity team uses quantitative stock evaluation and portfolio construction techniques to develop portfolios with consistent excess returns and low risk relative to the chosen benchmark. The firm relies on extensive proprietary research to develop and manage these portfolio techniques.

SSgA FM's portfolio management team consists of several members, headed by Douglas Holmes, CFA.  He is a Principal of State Street Global Advisors and heads the Global Enhanced Equity Group.  He specializes in portfolio construction, risk control, and implementation of enhanced equity portfolios.  Mr. Holmes is the co-inventor of SPDRs and continues to be involved in all related products discussed or created by the firm.  Prior to joining State Street in 1984, Mr. Holmes was a partner at Lovett, Ward & Bertelsen.  Before this, he was affiliated with Batterymarch Financial Management and was a member of the New Product Committee of the American Stock Exchange.  Mr. Holmes has been working in the investment management industry since 1980.  He has a BS in Mathematics from Northeastern University.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.425% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years. The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

Balanced Portfolio

Financial Highlights

	Years Ended
	December 31,	December 31,
	2002	2001
Net asset value, beginning	$1.759	$2.003
Income from investment operations
Net investment income	.042	.053
Net realized and unrealized gain (loss)	(.256)	(.192)
Total from investment operations	(.214)	(.139)
Distributions from
Net investment income	(.045)	(.070)
Net realized gains	--	(.035)
Total distributions	(.045)	(.105)
Total increase (decrease) in net asset value	(.259)	(.244)
Net asset value, ending	$1.500	$1.759

Total return	(12.15%)	(6.98%)
Ratios to average net assets:
Net investment income	2.57%	3.00%
Total expenses	.91%	.88%
Expenses before offsets	.91%	.88%
Net expenses	.91%	.87%
Portfolio turnover	552%	751%
Net assets, ending (in thousands)	$310,369	$354,131

		Years Ended
	December 31,	December 31,	December 31,
	2000	1999	1998
Net asset value, beginning	$2.168	$2.138	$1.982
Income from investment operations
Net investment income	.060	.051	.052
Net realized and unrealized gain (loss)	(.125)	.208	.271
Total from investment operations	(.065)	.259	.323
Distributions from
Net investment income	(.036)	(.052)	(0.52)
Net realized gains	(.064)	(.177)	(.115)
Total distributions	(.100)	(.229)	(.167)
Total increase (decrease) in net asset value	(.165)	.030	.156
Net asset value, ending	$2.003	$2.168	$2.138

Total return	(3.04%)	12.12%	16.33%
Ratios to average net assets:
Net investment income	3.09%	2.35%	2.66%
Total expenses	.88%	.89%	.87%
Expenses before offsets	.88%	.89%	.87%
Net expenses	.86%	.86%	.85%
Portfolio turnover	762%	619%	539%
Net assets, ending (in thousands)	$360,335	$349,313	$303,954

SOCIAL EQUITY PORTFOLIO

About the Portfolio

41 Investment Objective, Strategy; Past Performance

41 Fees and Expenses

42 Principal Investment Practices and Risks

About Social Investing

44 Investment Selection Process

44 Socially Responsible Investment Criteria

About Your Investment

45 The Fund and Its Management

45 Prior Performance of Investment Subadvisor

46 Advisory Fees

46 Purchase, Exchange and Redemption of Shares

47 Dividends and Distributions

47 Taxes

47 Financial Highlights

The Social Equity Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Calvert Social Investment Fund Equity Portfolio. Performance of the two portfolios will differ.

CVS Social Equity

Advisor:       Calvert Asset Management Company, Inc.

Subadvisor:  Atlanta Capital Management Company, L.L.C.

Objective

CVS Social Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.

Principal Investment Strategies

CVS Social Equity invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Portfolio's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected, and/or the portfolio management practices might not work to achieve their desired result

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

(No performance results are shown for the Portfolio since it has less than one calendar year of operations at December 31, 2002.)

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.70%
Other Expenses	1.16%
Total Fund Operating Expenses	1.86%
Fee waiver and/or expense reimbursement2	(.78%)
Net expenses	1.08%

1 Expenses are restated for the upcoming fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

2 Calvert has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through April 30, 2004. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$110	$509	$933	$2,116

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

NA     Not applicable to this type of fund

Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability.  Risks: Opportunity, Market and Transaction.

q

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional Securities

Stocks in General

The Portfolio is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Portfolio is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25N

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small Cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds or "junk bonds". They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

20N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Initial Public Offerings ("IPOs"). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes. Risks: Market.

q

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

q

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

q

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

q

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T1

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

q 5N

1Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending and when-issued securities and swap agreements.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the US dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to US dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria. Although the Portfolio's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisor believe there are sufficient investment opportunities to permit full investment among issuers which satisfy the Portfolio's investment and social objectives.

Socially Responsible Investment Criteria

The Portfolio invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations.  Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Portfolio has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by the Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

-        Deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters.

-        Manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans.

-        Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied.  For example, the Portfolio considers both unionized and non-union firms with good labor relations.

-        Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized.  For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio seeks to avoid investing in companies that Calvert determines to be significantly engaged in:

-        Business activities in support of repressive regimes

-        Production, or the manufacture of equipment, to produce nuclear energy

-        Manufacture of weapon systems

-        Manufacture of alcoholic beverages or tobacco products

-        Operation of gambling casinos

-        A pattern and practice of violating the rights of American Indians and other indigenous peoples

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of the Portfolio's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. The Portfolio may engage in this program upon reaching $50 million in assets. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Fund's Board of Directors.

Pursuant to an exemptive order, the Portfolio invests those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Portfolio may also invest directly in high social impact issuers.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814) is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of  March 31, 2003, Calvert had over $8.5 billion in assets under management.

Subadvisor and Portfolio Manager

Atlanta Capital Management Company, L.L.C. (Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309) has managed the Portfolio since its inception.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CVS Social Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Prior Performance of Investment Subadvisor

The following discussion presents the Investment Subadvisor's composite performance data relating to the historical performance of a retail fund, the Calvert Social Investment Fund Equity Portfolio ("retail product"), managed by the Subadvisor, since 1998, that has investment objectives, policies, strategies and risks identical to those of CVS Social Equity.

Prior performance includes all similarly managed accounts advised by the Subadvisor and reflects actual fees paid. Total annual fund operating expenses for the retail product for the fiscal year ended September 30, 2002 were 1.29% for Class A shares, 2.19% for Class B shares, 2.14% for Class C shares and 0.81% for Class I shares.

The data is provided to illustrate the past performance of the Subadvisor in managing the retail product, as measured against the S&P 500 Index and does not represent the performance of CVS Social Equity. Investors should not consider this performance data as an indication of future performance of CVS Social Equity or of the Subadvisor. The returns are net of expenses, but do not reflect the additional fees and expenses attributable to variable annuity products. In addition to the underlying fund-level expenses, variable annuity products are assessed insurance policy-based expenses such as account maintenance fees for record-keeping and administrative services, annual contract charges, and surrender charges, etc. If those charges and expenses were included, the performance would have been lower. Accordingly, the retail Calvert Social Investment Fund Equity Portfolio's performance should not be considered a substitute for CVS Social Equity's performance.

The following bar chart and table show the retail product's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the retail product. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the retail product's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the retail product's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the retail product. The average annual return table shows returns with the maximum sales load of the retail product deducted. No sales charge has been applied to the index used for comparison in the table.

Year-by-Year Total Return

(Calvert Social Investment Fund Equity Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '98         26.98%

Worst Quarter (of periods shown)         Q3 '98         (17.56%)

Average Annual Total Returns(for the periods ended December 31, 2002)
(with maximum sales charge deducted)

	1 year	5 years	10 years

CSIF Equity: Class A	(18.97%)	4.46%	6.91%
CSIF Equity: Class B	(19.89%)	N/A	N/A
CSIF Equity: Class C	(16.47%)	4.54%	N/A
CSIF Equity: Class I	(14.52%)	N/A	N/A
S&P 500 Index
Monthly Reinvested	(22.09%)	(0.58%)	9.34%
Lipper Multi-Cap Core
Funds Average	(21.74%)	(0.68%)	8.14%

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.50% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.  Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies.  The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

Equity Portfolio

Financial Highlights

Period Ended
December 31,
2002**
Net asset value, beginning	$15.00
Income from investment operations
Net realized and unrealized gain (loss)	(2.06)
Total from investment operations	(2.06)
Total increase (decrease) in net asset value	(2.06)
Net asset value, ending	$12.94

Total return*	(13.73%)
Ratios to average net assets:
Net investment income (loss)	.05% (a)
Total expenses	1.86% (a)
Expenses before offsets	1.05% (a)
Net expenses	.98% (a)
Portfolio turnover	16%
Net assets, ending (in thousands)	$5,441

(a)     Annualized

*        Total return is not annualized for periods less than one year.

**       From inception April 30, 2002.

INCOME PORTFOLIO

About the Portfolio

50 Investment Objective, Strategy; Past Performance

50 Fees and Expenses

51 Principal Investment Practices and Risks

About Your Investment

53 The Fund and Its Management

53 Prior Performance of Investment Advisor

54 Advisory Fees

54 Purchase, Exchange and Redemption of Shares

55 Dividends and Distributions

55 Taxes

55 Financial Highlights

The Calvert Income Portfolio of Calvert Variable Series, Inc. (the "Fund") should not be confused with the Income Fund of The Calvert Fund. Performance of the two portfolios will differ.

CVS Income

Advisor:       Calvert Asset Management Company, Inc.

Objective

CVS Income seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

Principal investment strategies

CVS Income uses an active strategy, seeking relative value to earn incremental income. The Portfolio typically invests at least 65% of its assets in investment grade debt securities.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, most likely for any of the following reasons:

-        The market prices of bonds decline

-        The individual bonds in the Portfolio do not perform as well as expected, due to credit, political or other risks, and/or the Portfolio's management practices might not work to achieve their desired result

-        The credit quality of the securities deteriorates such as an event of bankruptcy

-        The Advisor's forecast as to interest rates is not correct

-        The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-        The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Portfolio.

-        The Portfolio may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

(No performance results are shown for the Portfolio since it has less than one calendar year of operations at December 31, 2002.)

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.70%
Other Expenses	.36%
Total Fund Operating Expenses	1.06%
Fee waiver and/or expense reimbursement2	(.08%)
Net expenses	.98%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

2 Calvert has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through April 30, 2004. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$100	$329	$577	$1,287

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the risk-return summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

NA     Not applicable to this type of fund

Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability.   Risks: Opportunity, Market and Transaction.

J

Temporary Defensive Positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, the Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Hedging Strategies. The use of short sales of US Treasury securities for the limited purpose of hedging the Fund's duration (duration is a measure of the interest rate-sensitivity of the Portfolio). Any short sales are "covered" with an equivalent amount of high quality, liquid securities in a segregated account at the Portfolio's custodian. This technique is intended to lower the Portfolio's interest rate risk. Risks: Correlation, Management and Opportunity.

J

Conventional Securities

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	30N

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds or "junk bonds." They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

35N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

J

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

J

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Correlation, Liquidity and Opportunity.

q 5T

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Portfolio must be covered. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

q

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

5N

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

q

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending and when-issued securities and swap agreements.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the US dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to US dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

The shares of the Fund currently are sold only to insurance companies (collectively, the "Insurance Companies") for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under certain variable annuity and variable life insurance policies (collectively, the "Policies") issued by such companies. Accordingly, the interest of a policy owner in the shares is subject to the terms of the particular annuity or life insurance policy and is described in the attached prospectus for one of the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a policy owner which are described in the Policies. Policy owners should consider that the investment return experience of the Portfolio will affect the value of the policy and the amount of annuity payments or life insurance benefits received under a policy. See the attached prospectus(es) for the Policies for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under a policy.

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814)  is the Portfolio's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2003, Calvert had over $8.5 billion in assets under management.

Calvert uses a team approach to its management of the Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of the Portfolio's fixed-income investments. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Prior Performance of Investment Advisor

The following discussion presents the Investment Advisor's composite performance data relating to the historical performance of a retail fund, the Income Fund of The Calvert Fund ("retail product"), that has investment objectives, policies, strategies and risks identical to those of CVS Income. The Advisor has served as investment advisor to the retail product since its inception. From inception through February 1995, the Advisor retained Kahn Brothers to serve as subadvisor to the retail product.

Prior performance includes all similarly managed accounts advised by the Advisor and reflects actual fees paid. Total annual fund operating expenses for Class A shares of the retail product for the fiscal year ended September 30, 2002 were 1.12% for Class A shares, 1.94% for Class B shares, 1.97% for Class C shares and 0.61% for Class I shares.

The data is provided to illustrate the past performance of the Advisor in managing the retail product, as measured against the Lehman Aggregate Bond Index and the Lehman U.S. Credit Index and does not represent the performance of CVS Income. Investors should not consider this performance data as an indication of future performance of CVS Income or of the Advisor. The returns are net of expenses, but do not reflect the additional fees and expenses attributable to variable annuity products. In addition to the underlying fund-level expenses, variable annuity products are assessed insurance policy-based expenses such as account maintenance fees for record-keeping and administrative services, annual contract charges, and surrender charges, etc. If those charges and expenses were included, the performance would have been lower. Accordingly, the retail Calvert Income Fund's performance should not be considered a substitute for CVS Income's performance.

The following bar chart and table show the retail product's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the retail product. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the retail product's performance over time to that of the Lehman Aggregate Bond Index and the Lehman US Credit Index. These are both widely recognized, unmanaged indexes of bond prices. It also shows the retail product's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the retail product. The average annual return table shows returns with the maximum sales load of the retail product deducted. No sales charge has been applied to the index used for comparison in the table.

Year-by-Year Total Return

(Calvert Income Fund Class A return at NAV)

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q1 '01         7.91%

Worst Quarter (of periods shown)         Q1 '94         (4.56%)

Average Annual Total Returns(for the periods ended December 31, 2002)
(with maximum sales charge deducted)
	1 year	5 years	10 years

Income Fund: Class A	1.11%	7.47%	7.53%
Income Fund: Class B	0.23%	N/A	N/A
Income Fund: Class C	3.27%	N/A	N/A
Income Fund: Class I	5.64%	N/A	N/A
Lehman Aggregate
Bond Index TR	10.25%	7.55%	7.51%
Lehman US Credit Index	10.53%	7.28%	7.86%
Lipper Corporate Debt Funds
BBB-Rated Average	7.35%	5.33%	7.05%

Advisory Fees

The annual advisory fee paid to Calvert by the Portfolio for the most recent fiscal year was 0.40% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the 1940 Act. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

The Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Portfolio does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio shares may change on days when you will not be able to buy or sell your shares.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by such Portfolio less estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Fund are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies.  The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request.

Income Portfolio

Financial Highlights

Period Ended
December 31,
2002**
Net asset value, beginning	$15.00
Income from investment operations
Net investment income (loss)	.58
Net realized and unrealized gain (loss)	.41
Total from investment operations	.99
Distributions from:
Net investment income	(.26)
Net realized and unrealized gain	(.27)
Total from investment operations	(.53)
Total increase (decrease) in net asset value	.46
Net asset value, ending	$15.46

Total return*	6.62%
Ratios to average net assets:
Net investment income (loss)	5.14% (a)
Total expenses	1.06% (a)
Expenses before offsets	1.00% (a)
Net expenses	.98% (a)
Portfolio turnover	788%
Net assets, ending (in thousands)	$15,183

(a)     Annualized

*        Total return is not annualized for periods less than one year.

**       From inception April 30, 2002.

For investors who want more information about the Portfolio, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Portfolio provides more detailed information about the Portfolio and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Portfolio by contacting your financial professional, or the Portfolio at:

Calvert

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site:

www.calvert.com

You can review the Portfolio's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-0102, Telephone: (202) 942-8090.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-3591


AMERITAS PORTFOLIOS

PROSPECTUS

April 30, 2003

2       Ameritas Income & Growth Portfolio

13      Ameritas Growth Portfolio

24      Ameritas Small Capitalization Portfolio

35      Ameritas MidCap Growth Portfolio

46      Ameritas Emerging Growth Portfolio

57      Ameritas Research Portfolio

68      Ameritas Growth With Income Portfolio

79      Ameritas Index 500 Portfolio

90      Ameritas Money Market Portfolio

101    Ameritas Select Portfolio

112    Ameritas Small Company Equity Portfolio

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS INCOME & GROWTH PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

3       Investment Objective and Strategies

5       Fees and Expenses

6       Investment Practices and Risks

About Your Investment

9       The Fund and Its Management

10      Purchase, Exchange and Redemption of Shares

10      Dividends and Distributions

11      Taxes

11      Financial Highlights

AMERITAS INCOME & GROWTH PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Fred Alger Management, Inc.

Objective

The Ameritas Income & Growth Portfolio primarily seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation. The objective may be changed by the Fund's Board of Directors without   shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Subadvisor believes also offer opportunities for capital appreciation.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons

-        The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Income & Growth

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '01         12.60%

Worst Quarter (of periods shown)         Q3 '02         (18.88%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Income & Growth	(30.44%)	(11.15%)
S&P 500 Index Monthly Reinvested	(22.09%)	(12.57%)

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.675%
Other Expenses	.245%
Total Fund Operating Expenses	.92%
Fee waiver and/or expense reimbursement2	(.14%)
Net expenses	.78%

1       Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2        AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$80	$279	$496	$1,118

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	20T

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	8

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds.	8
Risks: Credit, Market, Interest Rate, Liquidity and Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	8

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.	8

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.	8

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Fred Alger Management, Inc. ("Alger") (111 Fifth Avenue, 2nd Floor, New York, NY 10003) serves as the investment subadvisor to the Portfolio.

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Portfolio, has been employed by Alger since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.625% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Income & Growth Portfolio	2002	2001
Net asset value, beginning	$13.17	$16.66
Income from investment operations
Net investment income	.04	.06
Net realized and unrealized gain (loss)	(4.05)	(2.61)
Total from investment operations	(4.01)	(2.55)
Distributions from
Net investment income	(.04)	(.07)
Net realized gains	--	(.87)
Total distributions	(.04)	(.94)
Total increase (decrease) in net asset value	(4.05)	(3.49)
Net asset value, ending	$9.12	$13.17

Total return	(30.44%)	(15.38%)
Ratios to average net assets:
Net investment income	.28%	.34%
Total expenses	.92%	.80%
Expenses before offsets	.81%	.79%
Net expenses	.78%	.78%
Portfolio turnover	270%	100%
Net assets, ending (in thousands)	$39,951	$71,828

	Periods Ended
	December 31,	December 31,
Income & Growth Portfolio	2000	1999+
Net asset value, beginning	$17.35	$13.83
Income from investment operations
Net investment income	.05	--
Net realized and unrealized gain (loss)	.07	4.03
Total from investment operations	.12	4.03
Distributions from
Net investment income	(.03)	--
Net realized gains	(.78)	(.51)
Total distributions	(.81)	(.51)
Total increase (decrease) in net asset value	(.69)	3.52
Net asset value, ending	$16.66	$17.35

Total return*	0.65%	29.14%
Ratios to average net assets:
Net investment income	.34%	(.09%) (a)
Total expenses	.77%	.79% (a)
Expenses before offsets	.71%	.68% (a)
Net expenses	.70%	.68% (a)
Portfolio turnover	164%	18%
Net assets, ending (in thousands)	$97,288	$80,385

  (a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS GROWTH PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

14      Investment Objective and Strategies

16      Fees and Expenses

17      Investment Practices and Risks

About Your Investment

20      The Fund and Its Management

21      Purchase, Exchange and Redemption of Shares

21      Dividends and Distributions

22      Taxes

22      Financial Highlights

AMERITAS GROWTH PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Fred Alger Management, Inc.

Objective

The Ameritas Growth Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Growth

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '01         13.63%

Worst Quarter (of periods shown)         Q3 '02         (20.25%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Growth	(33.26%)	(18.04%)
S&P 500 Index Monthly Reinvested	(22.09%)	(12.57%)

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.80%
Other Expenses	.14%
Total Fund Operating Expenses	.94%
Fee waiver and/or expense reimbursement2	(.05%)
Net expenses	.89%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$91	$295	$515	$1,150

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	20T

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	8

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds.	8
Risks: Credit, Market, Interest Rate, Liquidity and Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	8

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.	8

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.	8

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Fred Alger Management, Inc. ("Alger") (111 Fifth Avenue, 2nd Floor, New York, NY 10003) serves as the investment subadvisor to the Portfolio.

Fred M. Alger, III is the key strategist for the Portfolio, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, co-manager of the Portfolio since September 2001, has been employed by the Manager since 1994 as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000, and as Chief Investment Officer since September 2001. Mr. Hyun, co-manager of the Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Growth Portfolio	2002	2001
Net asset value, beginning	$47.95	$54.86
Income from investment operations
Net investment income (loss)	(.03)	(.04)
Net realized and unrealized gain (loss)	(15.92)	(6.60)
Total from investment operations	(15.95)	(6.64)
Distributions from
Net investment income	--	(.02)
Net realized gains	--	(.25)
Total distributions	--	(.27)
Total increase (decrease) in net asset value	(15.95)	(6.91)
Net asset value, ending	$32.00	$47.95

Total return	(33.26%)	(12.11%)
Ratios to average net assets:
Net investment income (loss)	(.07%)	(.09%)
Total expenses	.94%	.90%
Expenses before offsets	.89%	.90%
Net expenses	.89%	.89%
Portfolio turnover	239%	84%
Net assets, ending (in thousands)	$71,629	$132,756

	Periods Ended
	December 31,	December 31,
Growth Portfolio	2000	1999+
Net asset value, beginning	$64.83	$56.04
Income from investment operations
Net investment income	.04	.01
Net realized and unrealized gain (loss)	(9.99)	8.79
Total from investment operations	(9.95)	8.80
Distributions from
Net investment income	(.02)	(.01)
Net realized gains	--	--
Total distributions	(.02)	(.01)
Total increase (decrease) in net asset value	(9.97)	8.79
Net asset value, ending	$54.86	$64.83

Total return*	(15.35%)	15.70%
Ratios to average net assets:
Net investment income	.05%	.12% (a)
Total expenses	.87%	.90% (a)
Expenses before offsets	.82%	.79% (a)
Net expenses	.80%	.79% (a)
Portfolio turnover	99%	18%
Net assets, ending (in thousands)	$172,694	$197,953

(a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS SMALL CAPITALIZATION PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

25      Investment Objective and Strategies

27      Fees and Expenses

28      Investment Practices and Risks

About Your Investment

31      The Fund and Its Management

32      Purchase, Exchange and Redemption of Shares

32      Dividends and Distributions

33      Taxes

33      Financial Highlights

AMERITAS SMALL CAPITALIZATION PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp	John McStay Investment Counsel

Objective

The Ameritas Small Capitalization Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        The prices of small-cap stocks may respond to market activity differently than larger more established companies so there is the possibility of greater risk by investing in smaller capitalized companies rather than larger, more established companies

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Small Capitalization

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '01         18.79%

Worst Quarter (of periods shown)         Q1 '01         (26.77%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Small Capitalization	(35.24%)	(26.10%)
Russell 2000 Growth Index Total Return	(30.26%)	(16.31%)

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.90%
Other Expenses	.26%
Total Fund Operating Expenses	1.16%
Fee waiver and/or expense reimbursement2	(.16%)
Net expenses	1.00%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$102	$353	$623	$1,395

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	20T

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	8

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	8

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.	8

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.	8

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

John McStay Investment Counsel ("McStay") (5949 Sherry Lane, Suite 1600, Dallas, TX  75225) serves as the investment subadvisor to the Portfolio.

McStay uses a team approach. By using a team approach, the company avoids the risk of changes in portfolio management style that may be encountered when a lead manager approach is utilized. The team approach creates portfolio management stability, which provides confidence that the process is repeatable, and has been used for almost three decades.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.85% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Small Capitalization Portfolio	2002	2001
Net asset value, beginning	$29.40	$40.42
Income from investment operations
Net investment income (loss)	(.23)	(.14)
Net realized and unrealized gain (loss)	(10.13)	(10.88)
Total from investment operations	(10.36)	(11.02)
Total increase (decrease) in net asset value	(10.36)	(11.02)
Net asset value, ending	$19.04	$29.40

Total return	(35.24%)	(27.26%)
Ratios to average net assets:
Net investment income (loss)	(.91%)	(.48%)
Total expenses	1.16%	1.11%
Expenses before offsets	1.05%	1.02%
Net expenses	1.00%	1.00%
Portfolio turnover	140%	252%
Net assets, ending (in thousands)	$31,762	$62,780

	Periods Ended
	December 31,	December 31,
Small Capitalization Portfolio	2000	1999+
Net asset value, beginning	$56.42	$44.05
Income from investment operations
Net investment income (loss)	(.18)	(0.05)
Net realized and unrealized gain (loss)	(15.55)	12.86
Total from investment operations	(15.73)	12.81
Distributions from
Net realized gains	(.27)	(0.44)
Total increase (decrease) in net asset value	(16.00)	12.37
Net asset value, ending	$40.42	$56.42

Total return*	(27.90%)	29.10%
Ratios to average net assets:
Net investment income (loss)	(.33%)	(.54%) (a)
Total expenses	1.00%	1.00% (a)
Expenses before offsets	.93%	.90% (a)
Net expenses	.91%	.90% (a)
Portfolio turnover	217%	21%
Net assets, ending (in thousands)	$90,017	$125,577

(a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS MIDCAP GROWTH PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

36      Investment Objective and Strategies

38      Fees and Expenses

39      Investment Practices and Risks

About Your Investment

42      The Fund and Its Management

43      Purchase, Exchange and Redemption of Shares

43      Dividends and Distributions

44      Taxes

44      Financial Highlights

AMERITAS MIDCAP GROWTH PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Fred Alger Management, Inc.

Objective

The Ameritas MidCap Growth Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Portfolio invests in midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of companies listed on U.S. exchanges or in the U.S. over-the-counter market and having a market capitalization within the range of companies in the Russell MidCap Growth Index. Most companies in the Index have a capitalization of $500 million to $15 billion.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell Mid Cap Growth Index and the S&P Midcap 400 Index. These are both widely recognized, unmanaged indexes of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Midcap Growth

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q1 '00         22.00%

Worst Quarter (of periods shown)         Q3 '02         (18.73%)

Average Annual Total Returns (for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas MidCap Growth	(29.90%)	(6.35%)
Russell Mid Cap Growth Index	(27.41%)	(15.26%)
S&P Midcap 400 Index	(14.51%)	1.84%

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.85%
Other Expenses	.20%
Total Fund Operating Expenses	1.05%
Fee waiver and/or expense reimbursement2	(.11%)
Net operating expenses	.94%

1        Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2        AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$96	$323	$569	$1,273

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	20T

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	8

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	8

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.	8

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.	8

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Fred Alger Management, Inc. ("Alger") (111 Fifth Avenue, 2nd Floor, New York, NY 10003) serves as the investment subadvisor to the Portfolio.

Fred M. Alger, III is the key strategist for the Portfolios, overseeing the investments of the Portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Portfolio prior to 1995. Dan C. Chung and David Hyun are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.80% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
MidCap Growth Portfolio	2002	2001
Net asset value, beginning	$30.50	$34.56
Income from investment operations
Net investment income (loss)	(.18)	(.20)
Net realized and unrealized gain (loss)	(8.94)	(2.33)
Total from investment operations	(9.12)	(2.53)
Distributions from
Net realized gains	--	(1.53)
Total increase (decrease) in net asset value	(9.12)	(4.06)
Net asset value, ending	$21.38	$30.50

Total return	(29.90%)	(7.37%)
Ratios to average net assets:
Net investment income (loss)	(.60%)	(.60%)
Total expenses	1.05%	.96%
Expenses before offsets	.94%	.95%
Net expenses	.94%	.94%
Portfolio turnover	325%	137%
Net assets, ending (in thousands)	$52,917	$96,548

	Periods Ended
	December 31,	December 31,
MidCap Growth Portfolio	2000	1999+
Net asset value, beginning	$31.50	$26.40
Income from investment operations
Net investment income (loss)	(.03)	--
Net realized and unrealized gain (loss)	4.00	5.82
Total from investment operations	3.97	5.82
Distributions from
Net realized gains	(.91)	(0.72)
Total increase (decrease) in net asset value	3.06	5.10
Net asset value, ending	$34.56	$31.50

Total return*	12.56%	22.09%
Ratios to average net assets:
Net investment income (loss)	(.09%)	(.06%) (a)
Total expenses	.94%	.97% (a)
Expenses before offsets	.87%	.84% (a)
Net expenses	.86%	.84% (a)
Portfolio turnover	118%	21%
Net assets, ending (in thousands)	$126,698	$75,643

(a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS EMERGING GROWTH PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

47      Investment Objective and Strategies

49      Fees and Expenses

50      Investment Practices and Risks

About Your Investment

53      The Fund and Its Management

54      Purchase, Exchange and Redemption of Shares

54      Dividends and Distributions

55      Taxes

55      Financial Highlights

AMERITAS EMERGING GROWTH PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Massachusetts Financial Services Company

Objective

The Ameritas Emerging Growth Portfolio seeks long-term growth of capital. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

Emerging growth companies are companies which the Subadvisor believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. The Portfolio's investments may include securities traded on a securities exchange or in the over-the-counter markets.

The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        Because the Portfolio invests primarily in emerging growth companies, the Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies are often dependent on management by one or a few key individuals, have shares that suffer above-average price declines after disappointing earnings reports and have limited product lines, markets and financial resources. A decline in the value of these types of stocks may result in a decline in the Portfolio's net asset value and your investment

-        Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 3000 Growth Index, as well as the S&P 500 Index. These are widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Emerging Growth

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '01         22.32%

Worst Quarter (of periods shown)         Q3 '01         (29.19%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Emerging Growth	(34.32%)	(23.67%)
Russell 3000 Growth Index Total Return	(28.03%)	(20.26%)
S&P 500 Index Monthly Reinvested	(22.09%)	(12.57%)

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.80%
Other Expenses	.55%
Total Fund Operating Expenses	1.35%
Fee waiver and/or expense reimbursement2	(.40%)
Net expenses	.95%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$97	$388	$701	$1,589

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25N

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

J

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds.  Risks: Credit, Market, Interest Rate, Liquidity and Information.

5N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

q

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

q

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

q

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Massachusetts Financial Services Company ("MFS") (500 Boylston Street, Boston, MA 02116) serves as the investment subadvisor to the Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, the Massachusetts Investors Trust.

Dale A. Dutile, John E. Lathrop, and David E. Sette-Ducati are the portfolio managers of the Portfolio.  Messrs. Dutile and Lathrop, each a Senior Vice President of Massachusetts Financial Services Company ("MFS" or the "adviser"), have been employed in the investment management area of the adviser since 1994.  Mr. Sette-Ducati, also a Senior Vice President of MFS, has been employed in the investment management area of the adviser since 1995.  Messrs. Dutile, Lathrop and Sette-Ducati each became a portfolio manager of the Portfolio effective March 1, 2001.  John W. Ballen, President and Director of MFS, has been a portfolio manager of the Portfolio since its inception, and will continue to provide oversight of the Portfolio.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Emerging Growth Portfolio	2002	2001
Net asset value, beginning	$17.86	$29.75
Income from investment operations
Net investment income (loss)	(.07)	(.06)
Net realized and unrealized gain (loss)	(6.06)	(10.53)
Total from investment operations	(6.13)	(10.59)
Distributions from
Net realized gains	--	(1.30)
Total increase (decrease) in net asset value	(6.13)	(11.89)
Net asset value, ending	$11.73	$17.86

Total return	(34.32%)	(35.65%)
Ratios to average net assets:
Net investment income (loss)	(.40%)	(.27%)
Total expenses	1.35%	1.21%
Expenses before offsets	.95%	.96%
Net expenses	.95%	.95%
Portfolio turnover	104%	265%
Net assets, ending (in thousands)	$30,667	$60,662

	Periods Ended
	December 31,	December 31,
Emerging Growth Portfolio	2000	1999+
Net asset value, beginning	$37.86	$25.82
Income from investment operations
Net investment income (loss)	(.09)	(.02)
Net realized and unrealized gain (loss)	(7.32)	12.06
Total from investment operations	(7.41)	12.04
Distributions from
Net realized gains	(.70)	--
Total increase (decrease) in net asset value	(8.11)	12.04
Net asset value, ending	$29.75	$37.86

Total return*	(19.61%)	46.63%
Ratios to average net assets:
Net investment income (loss)	(.26%)	(.45%) (a)
Total expenses	.97%	.98% (a)
Expenses before offsets	.89%	.86% (a)
Net expenses	.86%	.85% (a)
Portfolio turnover	213%	18%
Net assets, ending (in thousands)	$113,563	$128,040

(a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS RESEARCH PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

58      Investment Objective and Strategies

60      Fees and Expenses

61      Investment Practices and Risks

About Your Investment

64      The Fund and Its Management

65      Purchase, Exchange and Redemption of Shares

65      Dividends and Distributions

66      Taxes

66      Financial Highlights

AMERITAS RESEARCH PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Massachusetts Financial Services Company

Objective

The Ameritas Research Portfolio seeks long-term growth of capital and future income. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that the Subadvisor believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.

A committee of investment research analysts selects holdings for the Portfolio. This committee includes investment analysts employed not only by the Subadvisor, but also by MFS' investment advisory affiliates. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid   than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Research

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '01         12.26%

Worst Quarter (of periods shown)         Q3 '01         (19.16%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Research	(24.73%)	(14.41%)
S&P 500 Index Monthly Reinvested	(22.09%)	(12.57%)

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.80%
Other Expenses	.83%
Total Fund Operating Expenses	1.63%
Fee waiver and/or expense reimbursement2	(.67%)
Net expenses	.96%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$98	$449	$823	$1,876

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	20N

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

q

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds.  Risks: Credit, Market, Interest Rate, Liquidity and Information.

10N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

q

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.	8

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.	8

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

q

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Massachusetts Financial Services Company ("MFS") (500 Boylston Street, Boston, MA 02116) serves as the investment subadvisor to the Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, the Massachusetts Investors Trust.

The Portfolio is currently managed by a committee comprised of various equity research analysts employed by MFS and MFS' investment advisory affiliates.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Research Portfolio	2002	2001
Net asset value, beginning	$16.27	$21.25
Income from investment operations
Net investment income (loss)	.07	.01
Net realized and unrealized gain (loss)	(4.09)	(4.44)
Total from investment operations	(4.02)	(4.43)
Distributions from:
Net investment income	(.05)	--
Net realized gains	--	(.55)
Total distributions	(.05)	(.55)
Total increase (decrease) in net asset value	(4.07)	(4.98)
Net asset value, ending	$12.20	$16.27

Total return	(24.73%)	(20.87%)
Ratios to average net assets:
Net investment income (loss)	.43%	.07%
Total expenses	1.63%	1.41%
Expenses before offsets	.97%	1.00%
Net expenses	.96%	.96%
Portfolio turnover	121%	97%
Net assets, ending (in thousands)	$15,659	$22,173

	Periods Ended
	December 31,	December 31,
Research Portfolio	2000	1999+
Net asset value, beginning	$22.99	$20.24
Income from investment operations
Net investment income (loss)	(.02)	--
Net realized and unrealized gain (loss)	(1.21)	3.01
Total from investment operations	(1.23)	3.01
Distributions from
Net realized gains	(0.51)	(0.26)
Total increase (decrease) in net asset value	(1.74)	2.75
Net asset value, ending	$21.25	$22.99

Total return*	(5.39%)	14.90%
Ratios to average net assets:
Net investment income (loss)	(.09%)	(.04%) (a)
Total expenses	1.32%	1.42% (a)
Expenses before offsets	.90%	.89% (a)
Net expenses	.88%	.86% (a)
Portfolio turnover	90%	16%
Net assets, ending (in thousands)	$29,978	$25,929

(a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS GROWTH WITH INCOME PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

69      Investment Objective and Strategies

71      Fees and Expenses

72      Investment Practices and Risks

About Your Investment

75      The Fund and Its Management

76      Purchase, Exchange and Redemption of Shares

76      Dividends and Distributions

77      Taxes

77      Financial Highlights

AMERITAS GROWTH WITH INCOME PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Massachusetts Financial Services Company

Objective

The Ameritas Growth With Income Portfolio seeks to provide long-term growth of capital with a secondary objective to seek reasonable current income. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, it may generally focus on companies with larger market capitalizations that the Subadvisor believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

The Portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations, but the value of large cap company securities may not rise as much as the value of smaller cap company securities

-        Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid   than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Growth With Income

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '01         8.17%

Worst Quarter (of periods shown)         Q3 '02         (16.22%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Growth With Income	(22.10%)	(11.50%)
S&P 500 Index Monthly Reinvested	(22.09%)	(12.57%)

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.80%
Other Expenses	.90%
Total Fund Operating Expenses	1.70%
Fee waiver and/or expense reimbursement2	(.72%)
Net expenses	.98%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$100	$465	$855	$1,949

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

q

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.

q
Risks: Opportunity.

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	20N

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

q

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

q

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.	8

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

q

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Massachusetts Financial Services Company ("MFS") (500 Boylston Street, Boston, MA 02116) serves as the investment subadvisor to the Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, the Massachusetts Investors Trust.

The Portfolio is currently managed by a committee compromised of various portfolio managers under the general supervision of John D. Laupheimer, a Senior Vice President of MFS. Mr. Laupheimer has been the portfolio manager since the Portfolio's inception.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.75% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Growth With Income Portfolio	2002	2001
Net asset value, beginning	$17.64	$21.09
Income from investment operations
Net investment income	.09	.10
Net realized and unrealized gain (loss)	(3.99)	(3.44)
Total from investment operations	(3.90)	(3.34)
Distributions from
Net investment income	(.07)	(.11)
Net realized gain	--	--
Total distributions	(.07)	(.11)
Total increase (decrease) in net asset value	(3.97)	(3.45)
Net asset value, ending	$13.67	$17.64

Total return	(22.10%)	(15.83%)
Ratios to average net assets:
Net investment income	.48%	.48%
Total expenses	1.70%	1.32%
Expenses before offsets	1.00%	.99%
Net expenses	.98%	.98%
Portfolio turnover	63%	36%
Net assets, ending (in thousands)	$16,771	$26,417

	Periods Ended
	December 31,	December 31,
Growth With Income Portfolio	2000	1999+
Net asset value, beginning	$21.17	$20.24
Income from investment operations
Net investment income	.09	.02
Net realized and unrealized gain (loss)	(.10)	.92
Total from investment operations	(.01)	.94
Distributions from
Net investment income	(.04)	(.01)
Net realized gain	(.03)	--
Total distributions	(.07)	(.01)
Total increase (decrease) in net asset value	(.08)	.93
Net asset value, ending	$21.09	$21.17

Total return*	(.03%)	4.65%
Ratios to average net assets:
Net investment income	.39%	.44% (a)
Total expenses	1.23%	1.26% (a)
Expenses before offsets	.94%	.88% (a)
Net expenses	.90%	.88% (a)
Portfolio turnover	76%	16%
Net assets, ending (in thousands)	$32,740	$34,742

(a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS INDEX 500 PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

80      Investment Objective and Strategies

82      Fees and Expenses

83      Investment Practices and Risks

About Your Investment

86      The Fund and Its Management

87      Purchase, Exchange and Redemption of Shares

87      Dividends and Distributions

88      Taxes

88      Financial Highlights

AMERITAS INDEX 500 PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	SSgA Funds Management, Inc.

Objective

The Ameritas Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the S&P 500. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal conditions, the Portfolio seeks to track the S&P 500.  The S&P 500 is a widely recognized, unmanaged index of common stock prices. The Portfolio intends, under normal conditions, to invest in all 500 stocks in the S&P 500 in proportion to the weighting in the Index. If it is not able to purchase all 500 stocks, due to monetary constraints, it may purchase a representative sample.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market or the S&P 500 Index goes down

-        The individual stocks in the Portfolio or the Portfolio as a whole does not perform as well as expected

-        An index fund has operating expenses; a market index does not. The Portfolio -- while expected to track its target index as closely as possible -- will not be able to match the performance of the index exactly

The S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. The Portfolio is not sponsored, sold, promoted or endorsed by Standard and Poors.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the S&P 500 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Index 500

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '01         10.52%

Worst Quarter (of periods shown)         Q3 '02         (17.29%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Index 500	(22.29%)	(12.90%)
S&P 500 Index Monthly Reinvested	(22.09%)	(12.57%)

* Since Inception 11/30/99.  The month end date of 11/30/99 is used for comparison purposes only, actual Fund inception is 11/1/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.29%
Other Expenses	.19%
Total Fund Operating Expenses	.48%
Fee waiver and/or expense reimbursement2	(.10%)
Net expenses	.38%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$39	$144	$259	$594

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices1

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

N/A

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

N/A

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	20N

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

N/A

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

N/A

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	N/A

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds.  Risks: Credit, Market, Interest Rate, Liquidity and Information.

N/A

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

N/A

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

N/A

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

N/A

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	N/A

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

N/A

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

5T2

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

J

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

N/A

1 Only to the extent incorporated within the S&P 500. 2 Based on net premium payments.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

SSgA Funds Management, Inc. ("SSgA FM") (Two International Place, Boston, MA, 02110) serves as the investment subadvisor to the Portfolio. SSgA FM is a subsidiary of State Street Corporation. SSgA FM is the successor to State Street Global Advisors (SSgA), a division of State Street Bank and Trust Company. SSgA FM is a pioneer in the development of domestic and international index funds.

SSgA's portfolio management team consists of several members, headed by Peter Leahy. He joined SSgA in 1991, and heads the Global Structured Products Group. His responsibilities include management of international small cap index funds and research and development of new products and strategies.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.24% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Index 500 Portfolio	2002	2001
Net asset value, beginning	$124.30	$148.66
Income from investment operations
Net investment income	1.45	1.48
Net realized and unrealized gain (loss)	(29.16)	(19.87)
Total from investment operations	(27.71)	(18.39)
Distributions from
Net investment income	(1.52)	(1.92)
Net realized gain	--	(4.05)
Total distributions	(1.52)	(5.97)
Total increase (decrease) in net asset value	(29.23)	(24.36)
Net asset value, ending	$95.07	$124.30

Total return	(22.29%)	(12.42%)
Ratios to average net assets:
Net investment income	1.22%	1.00%
Total expenses	.48%	.44%
Expenses before offsets	.39%	.39%
Net expenses	.38%	.38%
Portfolio turnover	9%	6%
Net assets, ending (in thousands)	$95,894	$145,808

	Periods Ended
	December 31,	December 31,
Index 500 Portfolio	2000	1999+
Net asset value, beginning	$167.30	$155.01
Income from investment operations
Net investment income	1.63	.31
Net realized and unrealized gain (loss)	(17.55)	12.23
Total from investment operations	(15.92)	12.54
Distributions from
Net investment income	(.89)	(.25)
Net realized gain	(1.83)	--
Total distributions	(2.72)	(.25)
Total increase (decrease) in net asset value	(18.64)	12.29
Net asset value, ending	$148.66	$167.30

Total return*	(9.54%)	8.09%
Ratios to average net assets:
Net investment income	.99%	1.16% (a)
Total expenses	.40%	.40% (a)
Expenses before offsets	.31%	.29% (a)
Net expenses	.30%	.28% (a)
Portfolio turnover	32%	5%
Net assets, ending (in thousands)	$182,781	$206,872

(a)     Annualized

+       From November 1, 1999 inception.

*        Not annualized for periods less than one year.

AMERITAS MONEY MARKET PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

91      Investment Objective and Strategies

93      Fees and Expenses

94      Investment Practices and Risks

About Your Investment

97      The Fund and Its Management

98      Purchase, Exchange and Redemption of Shares

98      Dividends and Distributions

99      Taxes

99      Financial Highlights

AMERITAS MONEY MARKET PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Calvert Asset Management Company, Inc.

Objective

The Ameritas Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks to maintain a constant net asset value of $1.00 per share for the Portfolio. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. The Portfolio invests more than 25% of total assets in the financial services industry.

Principal Risks

-        The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa

-        Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease.

-        The Portfolio limits the amount it invests in any one issuer to try to lessen its exposure.

-        Investment in the financial services industry involves additional risk relating to changes in government regulation or economic downturns, which can have a significant negative affect on issuers in the financial services sector

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Lipper Variable Annuity Money Market Index. This is an average of the annual return of mutual funds that have an investment goal similar to that of the Portfolio. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Money Market

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q4 '00         1.62%

Worst Quarter (of periods shown)         Q4 '02         0.36%

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception*
Ameritas Money Market	1.61%	4.06%
Lipper VA Money Market Index	0.22%	2.67%

*Since Inception 10/29/99.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.25%
Other Expenses	.13%
Total Fund Operating Expenses	.38%
Fee waiver and/or expense reimbursement2	(.02%)
Net expenses	.36%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$37	$120	$211	$478

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

N/A

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

N/A

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

N/A

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	q

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

N/A

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

N/A

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	N/A

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds.  Risks: Credit, Market, Interest Rate, Liquidity and Information.

N/A

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

J1

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	10N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

J1

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

q1

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	q1

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.

N/A

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

N/A

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

N/A

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

N/A

1 Must be money-market eligible under SEC Rule 2a-7.

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Calvert Asset Management Company, Inc. ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) serves as the investment subadvisor to the Portfolio. Calvert has been managing mutual funds since 1976 and is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2003, Calvert had over $8.5 billion in assets under management.

Calvert uses a team approach to its management of the Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of the Portfolio. With the exception of the Ameritas Portfolios, Calvert is the investment adviser for all of the Calvert Group Funds. Mr. Martini has over 20 years of experience in the investment industry and has been the head of Calvert's asset management team since 1985.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.20% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Years Ended
	December 31,	December 31,
Money Market Portfolio	2002	2001
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.016	.04
Total from investment operations	.016	.04
Distributions from
Net investment income	(.016)	(.04)
Total increase (decrease) in net asset value	--	--
Net asset value, ending	$1.00	$1.00

Total return	1.61%	3.96%
Ratios to average net assets:
Net investment income	1.60%	3.81%
Total expenses	.38%	.38%
Expenses before offsets	.37%	.38%
Net expenses	.36%	.36%
Net assets, ending (in thousands)	$162,177	$166,218

	Periods Ended
	December 31,	December 31,
Money Market Portfolio	2000	1999++
Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.06	.01
Total from investment operations	.06	.01
Distributions from
Net investment income	(.06)	(.01)
Total increase (decrease) in net asset value	--	--
Net asset value, ending	$1.00	$1.00

Total return*	6.43%**	.99%
Ratios to average net assets:
Net investment income	6.24%	5.67% (a)
Total expenses	.33%	.33% (a)
Expenses before offsets	.30%	.26% (a)
Net expenses	.28%	.26% (a)
Net assets, ending (in thousands)	$139,320	$199,938

(a)     Annualized

++      From October 29, 1999 inception.

*        Not annualized for periods less than one year.

**       Total return would have been 6.18% without payment by affiliate that was the result of a securities transaction to reimburse the effect of a loss to the Portfolio.

AMERITAS SELECT PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

102    Investment Objective and Strategies

104    Fees and Expenses

105    Investment Practices and Risks

About Your Investment

108    The Fund and Its Management

109    Purchase, Exchange and Redemption of Shares

109    Dividends and Distributions

110    Taxes

110    Financial Highlights

AMERITAS SELECT PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	Harris Associates L.P.

Objective

The Ameritas Select Portfolio seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Ameritas Select Portfolio invests primarily in common stocks of U.S. companies. The Portfolio is non-diversified, which means that it is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one issuer. The Portfolio could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        Investing in "value" stocks presents the risk that value stocks may fall out of favor with investors and underperform growth stocks during given periods.

-        The Portfolio is non-diversified. Compared to other funds the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a greater impact on the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell Mid-Cap Value Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Select

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q2 '01          10.36%

Worst Quarter (of periods shown)         Q3 '02          (15.21%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception**
Ameritas Select	(14.04%)	(3.04%)
Russell Mid-Cap Value Index	(9.64%)	(3.83%)

* Actual Fund inception is 1/2/01.

** Since Inception 1/31/01.  The month end date of 1/31/01 is used for comparison purposes only.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	.97%
Other Expenses	.33%
Total Fund Operating Expenses2	1.30%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 Total Fund Operating Expenses reflect an indirect fee. Indirect fees result from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reduction for fees paid indirectly would be 1.23%.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year;

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25T

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	8

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

q

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	25T

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds.  Risks: Credit, Market, Interest Rate, Liquidity and Information.

q

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	8

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.	8

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.	8

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

Harris Associates L.P. ("Harris") (Two North LaSalle Street, Chicago, Illinois 60602) serves as the investment subadvisor to the Portfolio. The investment management firm of Harris Associates L.P. manages equity and balanced portfolios for individuals and institutions.  Headquartered in Chicago, Harris Associates also serves as the adviser to The Oakmark Family of Funds, a family of no-load mutual funds.  Harris Partners L.L.C., a subsidiary of Harris Associates, is the general partner to several alternative investment partnerships.

The Portfolio is managed by Floyd J. Bellman, C.F.A., William C. Nygren, C.F.A., and Henry R. Berghoef, C.F.A. Mr. Bellman is Vice President in charge of the Investment Advisory Department. He received a Bachelor of Business Administration degree from the University of Wisconsin, Whitewater in 1980. He has twenty years of investment experience. Before joining Harris Associates in 1995, Mr. Bellman was Vice President and Chairman of the Personal Trust and Asset Management Committee at Harris Trust and Savings Bank. Mr. Nygren joined Harris as an analyst in 1983, and was the Director of Research from September, 1990 to April, 1998. Previously, he had been an analyst with Northwestern Mutual Life Insurance Company. He holds an M.S. in Finance from the University of Wisconsin (1981) and a B.S. in Accounting from the University of Minnesota (1980). Mr. Berghoef joined Harris as an analyst in 1994 and has been a senior investment analyst since 1994. He holds an M.B.A. from George Washington University (1985), an M.A. in International Studies from Johns Hopkins University (1974), and a B.A. in History from Calvin College (1971).

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 0.92% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.  The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Periods Ended
	December 31,	December 31,
Select Portfolio	2002	2001+++
Net asset value, beginning	$17.84	$15.00
Income from investment operations
Net investment income (loss)	--	.01
Net realized and unrealized gain (loss)	(2.50)	2.83
Total from investment operations	(2.50)	2.84
Distributions from:
Net investment income	(.01)	--
Total increase (decrease) in net asset value	(2.51)	2.84
Net asset value, ending	$15.33	$17.84

Total return*	(14.04%)	18.93%
Ratios to average net assets:
Net investment income (loss)	.03%	.08% (a)
Total expenses	1.30%	1.45% (a)
Expenses before offsets	1.30%	1.45% (a)
Net expenses	1.23%	1.26% (a)
Portfolio turnover	16%	14%
Net assets, ending (in thousands)	$25,253	$20,575

(a)     Annualized

+++ From January 2, 2001 inception.

*        Not annualized for periods less than one year.

AMERITAS SMALL COMPANY EQUITY PORTFOLIO

PROSPECTUS

April 30, 2003

About the Portfolio

113    Investment Objective and Strategies

116    Fees and Expenses

117    Investment Practices and Risks

About Your Investment

120    The Fund and Its Management

121    Purchase, Exchange and Redemption of Shares

121    Dividends and Distributions

122    Taxes

122    Financial Highlights

AMERITAS SMALL COMPANY EQUITY PORTFOLIO

Advisor:	Subadvisor:
Ameritas Investment Corp.	David L. Babson & Company Inc.

Objective

The Ameritas Small Company Equity Portfolio seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Subadvisor to be realistically valued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest substantially all (but no less than 80%) of its total assets in common stocks of companies whose market capitalizations at the time of initial purchase are within the range of capitalization of companies included in the Russell 2000 Index. The range of capitalization of companies included in the Russell 2000 Index will fluctuate as market prices increase or decrease. The Subadvisor will select investments for the Portfolio based on its assessment of whether the securities are likely to provide favorable capital appreciation over the long term.

The Portfolio may purchase stocks in initial public offerings ("IPOs") and may sell such securities without regard to how long the Portfolio has held the securities. The market capitalizations of the companies whose securities the Portfolio purchases in IPOs may be outside the Portfolio's market capitalization range stated above.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-        The stock market goes down

-        The individual stocks in the Portfolio do not perform as well as expected

-        The prices of micro-cap stocks may respond to market activity differently than larger more established companies so there is the possibility of greater risk by investing in smaller capitalized companies rather than larger, more established companies

-        Investments in up-and-coming companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

-        The Portfolio will allocate its investments among various industry sectors. As in any actively managed fund, the Portfolio could miss upside potential by under-weighting industry sectors where there are significant returns, or could lose value overweighting industry sectors where there are significant declines.

-        IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guide-lines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other  government agency.

Past Performance

The bar chart and table below show the Portfolio's annual returns and its long-term performance. The chart shows how the performance has varied from year to year and provides an indication of the risk of investing in the Portfolio. The table compares the Portfolio's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Small Company Equity

Year-by-Year Total Return

[INSERT BAR CHART HERE]

Best Quarter (of periods shown) Q2 '01          21.37%

Worst Quarter (of periods shown)         Q3 '02         (17.87%)

Average Annual Total Returns(for the periods ended 12.31.02)

	1 year	Since Inception**
Ameritas Small Company Equity	(7.32%)	7.31%
Russell 2000 Index	(20.48%)	(12.48%)

* Actual Fund inception is 1/2/01.

** Since Inception 1/31/01.  The month end date of 1/31/01 is used for comparison purposes only.

Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Shareholder fees are paid directly from your account; annual fund operating expenses are deducted from Portfolio assets.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Load on Purchases	None
Maximum Deferred Sales Load	None

Annual Fund Operating Expenses1 (expenses that are deducted from Fund assets)
Management Fees	1.17%
Other Expenses	.65%
Total Fund Operating Expenses	1.82%
Fee waiver and/or expense reimbursement2	(.32%)
Net expenses	1.50%

1 Expenses are based on the Portfolio's most recent fiscal year. Management fees include the administrative fee paid by the Portfolio to Calvert Administrative Services Company.

2 AIC has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through December 31, 2003. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged for this period. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Portfolio for the time periods indicated;

Your investment has a 5% return each year; and

The Portfolio's operating expenses remain the same; and

You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held

1 Year	3 Years	5 Years	10 Years
$153	$541	$955	$2,111

Investment Practices and Risks

The most concise description of the Portfolio's principal investment strategies and associated risks is under the risk-return summary. The Portfolio is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows the Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Portfolio's net assets

xT      Allowed up to x% of Portfolio's total assets

N/A    Not applicable to this type of portfolio

Investment Practices

Active trading strategy/Turnover. involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Portfolio's tax liability. Risks: Opportunity, Market and Transaction.

J

Temporary defensive positions.

During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Portfolio may not be able to achieve its investment objective.  Risks: Opportunity.

q

Conventional securities

Stocks in general.

The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

J

Foreign securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	q

Emerging market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized nations. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

q

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

J

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	q

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.	8

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	15N

Unleveraged derivative securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.	8

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.	8

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.	8

Leveraged derivative instruments

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	8

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Portfolios will write call options only if they already own the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

q

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

q

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.	8

The Portfolio has additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.

Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolio pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Portfolio, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the Portfolio, but has, at its own cost and expense, retained a subadvisor to provide day-to-day portfolio management for the Portfolio.

Subadvisor and Portfolio Manager

David L. Babson & Company Inc. ("Babson") (One Memorial Drive, Cambridge, Massachusetts 02142) serves as the investment subadvisor to the Portfolio. Founded in 1940, Babson provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies.

Paul S. Szcygiel and Robert K. Baumbach are primarily responsible for the day-to-day management of the Portfolio. Mr. Szcygiel is a Senior Vice President of Babson and a Chartered Financial Analyst. He has over 16 years of investment experience. Mr. Szcygiel has been employed by Babson (and a company which merged into Babson) in portfolio management since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Baumbach, also a Senior Vice President of Babson and a Chartered Financial Analyst, has 15 years of investment experience. He has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments. Mr. Szcygiel and Mr. Baumbach are supported by a team of investment professionals.

The Portfolio has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Portfolio's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisors" in the SAI for further details.

Advisory Fees

The annual advisory fee paid to AIC by the Portfolio for the most recent fiscal year was 1.12% of the Portfolio's average daily net assets.

Purchase, Exchange and Redemption of Shares

The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share. The net asset value of the shares of the Portfolio is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open.

Securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.  To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends and Distributions

It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all payments of dividends or interest received by the Portfolio, less estimated expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes

As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level.   For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio's financial performance for the past five (5) years (or if shorter, the period of the Portfolio's operations). The Portfolio's fiscal year end is December 31. Certain information reflects financial results for a single share, by Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. The information has been derived from the Portfolio's financial statements, which for 2002 have been audited by KPMG LLP whose most recent report, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

	Periods Ended
	December 31,	December 31,
Small Company Equity Portfolio***	2002	2001+++
Net asset value, beginning	$19.46	$15.00
Income from investment operations
Net investment income (loss)	(.14)	(.08)
Net realized and unrealized gain (loss)	(1.29)	4.94
Total from investment operations	(1.43)	4.86
Distributions from:
Net realized gain	(.24)	(.40)
Total increase (decrease) in net asset value	(1.67)	4.46
Net asset value, ending	$17.79	$19.46

Total return*	(7.32%)	32.42%
Ratios to average net assets:
Net investment income (loss)	(.76%)	(.67%) (a)
Total expenses	1.82%	2.38% (a)
Expenses before offsets	1.64%	1.97% (a)
Net expenses	1.50%	1.50% (a)
Portfolio turnover	46%	75%
Net assets, ending (in thousands)	$16,511	$11,844

(a)     Annualized

+++ From January 2, 2001 inception.

*        Not annualized for periods less than one year.

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' respective Annual and Semi-Annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the respective Portfolios' performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Ameritas Portfolios by contacting your broker, or the Fund at:

Ameritas Investment Corp.

5900 "O" Street

Lincoln, Nebraska 68510-1889

Telephone: 1-800-335-9858

Ameritas Web-Site Address: http://www.ameritas.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3591

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CALVERT VARIABLE SERIES, INC.

Social Money Market Portfolio

Social Small Cap Growth Portfolio

Social Mid Cap Growth Portfolio

Social International Equity Portfolio

Social Balanced Portfolio

Social Equity Portfolio

Income Portfolio

Statement of Additional Information

April 30, 2003

         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated April 30, 2003. The Fund's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling (800) 368-2748 or by writing the Fund at 4550 Montgomery Avenue, Bethesda, Maryland 20814, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Investment Policies and Risks	2
Investment Restrictions	13
Purchase and Redemption of Shares	15
Net Asset Value	16
Taxes	16
Calculation of Yield and Total Return	17
Directors and Officers	18
Investment Advisor and Subadvisors	22
Administrative Services Agent	23
Transfer and Shareholder Servicing Agent	24
Independent Auditors and Custodians	24
Method of Distribution	24
Portfolio Transactions	24
Personal Securities Transactions	26
General Information	26
Control Persons and Principal Holders of Securities	27
Appendix	31

INVESTMENT POLICIES AND RISKS

         Calvert Variable Series, Inc. ("the Fund") offers investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business. The Calvert Portfolios offer investors a choice of seven separate portfolios: Social Money Market, Social Small Cap Growth, Social Mid Cap Growth, Social International Equity, Social Balanced, Social Equity, and Income. References to the "Investment Advisor" refer to the advisor appropriate to the Portfolio being discussed. (See "Investment Advisors.")

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.

In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

         Forward Foreign Currency Contracts.A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

         Second, the Portfolio's exposure to a given currency from its security holdings represents a risk to the Portfolio, either from an expected substantial decline against the United States dollar, or from a too small exposure to the Portfolio's relevant index weight of the currency.  The Advisor or Subadvisor may buy or sell the foreign currency on a forward basis to hedge against this risk. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign Money Market Instruments

         Social Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of Social Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Income may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks.  Such obligations are not insured by the Federal Deposit Insurance Corporation.  Foreign and domestic bank reserve requirements may differ.  Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk").  Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest.  In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

Small Cap Issuers

The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies, or the market averages in general.

Real Estate Investment Trusts

         Real Estate Investment Trusts.  Certain of the Portfolios may invest in investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhood; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption from the 1940 Act.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate.

Mortgaged-Backed or Mortgage-Related Securities.  The Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities).  A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages.  The Portfolio may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans.  Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).  Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a United States Government agency or instrumentality or by a private issuer.  Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the United States Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the United States Government, its agencies or instrumentalities or any other person or entity.  Prepayments could cause early retirement of CMOs.  CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways.  Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.  CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.  If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities.  Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.  Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers.  In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole.  Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.  Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets.  Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal.  Beside the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment refinancing or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk.  Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns.  If property owners make unscheduled prepayments of their mortgage loans, these payments will result in early payment of the applicable mortgage-related securities.  In that event, the Portfolio may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities.  Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities.  The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions.  During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.  If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long term interest rates.  One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.  Prepayments may cause losses on securities purchased at a premium.  At times, some of the mortgage-baked securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value.  Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a United States government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities.  The securities may be issued by agencies or instrumentalities of the United States Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans.  The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates.  The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets.  As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs.  Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse affect on a Portfolio's yield to maturity to the extent it invests in IOs.  If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities.  Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.  The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

Private Placements and Illiquid Securities

         Due to the particular social objective of the Portfolios, opportunities may exist to promote especially promising approaches to social goals through privately-placed investments. The private placement investments undertaken by the Portfolios, if any, may be subject to a high degree of risk. Such investments may involve relatively small and untried enterprises that have been selected in the first instance because of some attractive social objectives or policies. The Investment Advisors seek to structure the Portfolios' investments to provide the greatest assurance of attaining the intended investment return.

         Many private placement investments have no readily available market and may therefore be considered illiquid. It is an operating policy of the Portfolios not to purchase illiquid securities if more than a certain percentage of the value of its net assets would be invested in such securities. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may be determined by the Board of Directors to be liquid. The Board may delegate such determinations of liquidity to the Advisor, pursuant to guidelines and oversight by the Board. Portfolio investments in private placements and other securities for which market quotations are not readily available are valued at fair market value as determined by the Advisor under the direction and control of the Board.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

         The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

         The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

Non-Investment Grade Debt Securities

         Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix for a description of the ratings.  The Fund considers a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality.  Currently, there are three NRSROs. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

         The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

         A Portfolio can use various techniques to increase or decrease their exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor (as applicable) judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts (not applicable to Social Money Market)

         The Portfolios may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Portfolios' social criteria, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

         These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

         Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

         Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         Income may, in pursuit of its investment objectives, engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Portfolio continues to own the securities covering each call option until the call option has been exercised or until the Portfolio has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Portfolio does not exceed 35% of the market value of the Portfolio's net assets.  The Portfolio may also write secured put options against U.S. Government-backed obligations and uses a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures.

When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium the Portfolio received when it initially wrote the option, in which case a short-term capital loss will result.  If the purchaser exercises a put or call option, the Portfolio will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale.  To preserve the Portfolio's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Portfolio's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Portfolio's annual gross income.

Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

         The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities.  To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

Futures Transactions.These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions, including to hedge or "equitize" its cash position, and not for income enhancement, speculation, or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

         Options on Futures Contracts. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation, or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract--a long position if the option is a call and a short position if the option is a put--at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

         Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

         Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

         Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

         Writing Put Options on Futures Contracts.The writing of put options on futures contracts is analogous to the purchase of futures contracts.  If an option is exercised, the net cost to the Portfolio of the debt securities acquired by it will be reduced by the amount of the option premium received.  Of course, if market prices have declined, the Portfolio's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.

Risks of Options and Futures Contracts.If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

         Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in the portfolio.  The Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below.  A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security.  Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities.  Upon purchasing or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.

         The purchase and sale of futures contracts is for the purpose of hedging the Portfolio's holdings of long-term debt securities.  Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change.  If interest rates increase, the value of such securities in the portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have.  Thus, if a Portfolio owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities.  If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized.  At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term securities in the cash market.  The Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline.  But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.

         Foreign Currency Options (Not applicable to Social Money Market or Social Balanced). A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

         Foreign Currency Futures Transactions. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

When-Issued and Delayed Delivery Securities

         From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

         The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Swap Agreements

Income may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  Income will only enter in swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect in its forecasts of market variables the investment performance of the Portfolio may be less favorable than it would have been if this investment technique were not used.

Collateralized Mortgage Obligations

         Income may, in pursuit of its investment objectives, invest in collateralized mortgage obligations.  Collateralized mortgage obligations ("CMOs") are fully-collateralized bonds which are general obligations of the issuer of the bonds.  CMOs are not direct obligations of the U.S. Government.  CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages.  The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued.  Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs.  This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders.  Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which are repaid.  In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.  Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.

         FHLMC has introduced a CMO which is a general obligation of FHLMC.  This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

U.S. Government-Backed Obligations

         A Portfolio may, in pursuit of its investment objective, invest in Ginnie Maes, Fannie Maes, Freddie Macs, U.S. Treasury obligations, and other U.S. Government-backed obligations.

         Ginnie Maes.  Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration.  A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers.  GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.  Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

         Fannie Maes and Freddie Macs.  Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively.  Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government.  FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

         U.S. Treasury Obligations.  Direct obligations of the United States Treasury are backed by the full faith and credit of the United States.  They differ only with respect to their rates of interest, maturities, and times of issuance.  U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

         Other U.S. Government Obligations.  The Portfolios may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities.  (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Money Market Default Insurance

         The Social Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds.  U.S. government securities held by the Portfolio are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration.  The policy will expire in September 2003, unless it is renewed.  While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each Portfolio:

(1) Social Equity, Social International Equity, Social Small Cap Growth, and Social Money Market may not make any investment inconsistent with their classification as a diversified investment company under the 1940 Act.

(2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby, or, for Social Money Market, with respect to investments in money market instruments).

(3) Each Portfolio may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Portfolio may pledge, mortgage, or hypothecate its assets.

(4) Each Portfolio may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a Portfolio's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that Social Mid Cap, Social International Equity, Social Small Cap Growth and Income may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(6) Each Portfolio may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Portfolio's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Social Mid Cap Growth may not, under normal circumstances, invest less than 80% of its net assets in the common stocks of mid-cap companies.

(2)  Social Equity may not, under normal circumstances, invest less than 80% of its net assets in equities.

(3) Each Portfolio (except Social International Equity and Income) does not intend to make any purchases of securities if borrowing exceeds 5% of a portfolio's total assets; while Social International Equity and Income each do not intend to make any purchases of securities if borrowing exceeds 15% of its total assets.

(4) Each Portfolio may not acquire private placement investments until the value of the Portfolio's assets exceeds $20 million.

(5) Social International Equity, Social Small Cap Growth and Social Mid Cap Growth may not write options on more than 50% of their total assets.

(6) Social International Equity, Social Small Cap Growth, Social Mid Cap Growth, Social Balanced, Social Equity and Income may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities.

(7) Social Money Market may not purchase illiquid securities if more than 10% of the value of net assets would be invested in such securities.

(8) Social International Equity, Social Mid Cap Growth, Social Balanced, Social Equity and Income may not make short sales of securities or purchase any securities on margin except that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

(9) Income may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of its portfolio.  For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

(10) Social Money Market may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks.

(11) Social Balanced may not invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment, would be invested in such securities.

(12) Income may not invest more than 30% of its assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.

(13) Social Balanced may not write, purchase or sell puts, calls or combinations thereof except in connection with when-issued securities.

(14) Income may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of its net asset value.

(15) Income may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.

(16) Social International Equity may not write, purchase or sell puts, calls or combinations thereof except that the Portfolio may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Portfolio may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Portfolio's existing futures and related options positions and the premiums paid for related options would not exceed 5% of its total assets.

(17) Social International Equity will limit its investment in securities of U.S. issuers to 5% of its net assets.

PURCHASE AND REDEMPTION OF SHARES

         The Portfolios have authorized one or more brokers to accept on their behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolios' behalf. The Portfolios will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. The customer orders will be priced at the Portfolio's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

         The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolios' Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

         The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

NET ASSET VALUE

         The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. Social Money Market attempts to maintain a constant net asset value of $1.00 per share; the net asset values of Social Balanced, Social International Equity, Social Small Cap Growth, Social Mid Cap Growth, Social Equity, and Income fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

         The assets of the Social Small Cap Growth, Social MidCap Growth, Social International Equity, Social Balanced, Social Equity, and Income Portfolios are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; and (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the closing values on their respective exchanges where primarily traded. Equity options are generally valued at the last sale price. Exchange-traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values based on current currency exchange rates. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

         Social Money Market's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

TAXES

         The Portfolios intend to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio's net investment income or realized net capital gains are normally paid once a year  (distributions of net investment income are paid by the Social Money Market Portfolio monthly). However, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. The capital loss carryforward as of December 31, 2002, for Social Money Market was $0; Social Small Cap Growth was $1,506,548; Social Mid Cap Growth was $22,320,083; Social International Equity was $4,537,795; Social Balanced was $40,322,471; Social Equity was $28,802; and Income was $0.

         Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Social Money Market):

         From time to time Social Money Market advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Social Money Market refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. Social Money Market's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

         The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2002, Social Money Market's yield was 0.99% and its effective yield was 0.99%.

Yield (Income):

         From time to time, Income may advertise its "yield".  Yield quotations are historical, and are not intended to indicate future performance.  "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis.  The yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Portfolio's investments as noted above; b= expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d= the maximum offering price per share on the last day of the period. Using this calculation, Income Portfolio's yield for the month ended December 31, 2002, was 5.01%.

         Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses.  Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account.  Yield during any particular time period should not be considered an indication of future yield.  It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

Total Return and Other Quotations:

         The Portfolios may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $10,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance.

         Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio's Prospectus.

         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

Directors and Officers

         The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.  Business information is provided below about the Directors.

(Not   Applicable   to  Officers)

# of

Position

Position

Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Date of Birth

Fund

Date

During Last 5 Years

Overseen

Directorships

WILLIAM J. ATHERTON DOB: 01/15/39	Director & President	1999	President and Director of Ameritas Variable Life Insurance Company, a subsidiary of Ameritas Life and Ameritas Acacia Mutual Holding Company, which manufactures and distributes variable and fixed life and annuity policies. He was formerly President and Director of North American Security Life Insurance Company of Boston, MA.	18	AMAL Corporation

FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Director	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	30

THOMAS C. GODLASKY DOB: 10/30/55	Director	1999	Executive Vice President and Chief Investment Officer of AmerUs Group and President of AmerUS Capital Management, Inc. He was formerly a Manager of Fixed Income products at Providian Corp. He is also a Chartered Financial Analyst.	18

AmerUs Home Equity

AmerUs Annuity Group

Ameritas Variable Life Insurance Co.

Ameritas Investment Corporation

AmerUs Group Foundation

Bankers Life Insurance Co. of New York

Inflective Asset Mgmt.

AmerUs Capital Mgmt.

ALICE GRESHAM DOB: 05/17/50	Director	1999	Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools.	18	The Levine School of Music Council on Legal Education Opportunity

BARBARA J. KRUMSIEK DOB: 08/09/52	Director & Chair-person	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	39	Calvert Foundation

M. CHARITO KRUVANT

DOB: 12/08/45	Director	1999	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	30	Acacia Federal Savings Bank

CYNTHIA MILLIGAN DOB: 04/11/46	Director	1999	Dean, College of Business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	18	Wells Fargo Company Gallup, Inc. W.K. Kellogg Foundation Raven Industries Omaha Branch of Kansas City Federal Reserve Bank

ARTHUR J. PUGH

DOB: 09/24/37	Director	1982	Retired executive.	30	Acacia Federal Savings Bank

SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

Daniel K. Hayes DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.

HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

Gregory J. Keifer DOB: 08/22/64	Officer	2003

Compliance Officer and Assistant Secretary of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. Keifer was Assistant Director of Compliance with Legg Mason Wood Walker, Incorporated and a senior compliance analyst with BISYS Fund Services.

LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

reno J. Martini DOB: 01/13/50	Officer	1990	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.

ROBERT J. O'MEARA DOB: 12/12/62	Officer	1999	Assistant Vice President, Investment Funds Administrator and Budget Administrator of Ameritas Variable Life Insurance Company. Prior to that he was Finance Officer for First National Bank of Omaha.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1982	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.

MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and Officers of the Fund as a group own less than 1% of any class of each Portfolio's outstanding shares.  Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's Advisor and its affiliates. Mr. Atherton is an interested person of the Fund since he is an officer of an affiliated company of the Fund's Advisor. Mr. Godlasky is an interested person of the Fund since he is a director of the Fund's Advisor and its affiliates.

The Board of Directors has one standing Committee. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Committee met seven times during the past fiscal year. The Disinterested Directors of the Board (Mesdames Gresham, Milligan and Kruvant, and Messrs. Blatz and Pugh) comprise the Audit Committee.

The Directors owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2002:

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Director	Fund (applies to each Portfolio)	By Director in Calvert Family of Funds

William J. Atherton	none	none
Frank H. Blatz, Jr.	none	> $100,000
Thomas C. Godlasky	none	none
Alice Gresham	none	none
M. Charito Kruvant	none	$10,000 - $50,000
Cynthia Milligan	none	none
Arthur J. Pugh	none	$50,001 - $100,000
Barbara J. Krumsiek	none	> $100,000

Director Compensation Table

Fiscal Year 2002			Total Compensation from
(unaudited numbers)	Aggregate Compensation	Pension or Retirement	Benefits Registrant and
	from Registrant for	Accrued as part of	Fund Complex paid to
Name of Director	Service as Director	Registrant Expenses	Director*

Frank H. Blatz, Jr.	$13,750	$13,750	$56,000
Alice Gresham	$24,750	--	$24,750
M. Charito Kruvant	$13,750	$8,250	$56,000
Cynthia H. Milligan	$24,750	$24,750	$24,750
Arthur J. Pugh	$16,000	$16,000	$60,500

*Messrs. Blatz and Pugh, and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 2002, their total deferred compensation, including dividends and capital appreciation, was: $962,939; $242,772; and $126,643; respectively. The Fund Complex had ten (10) registered investment companies on December 31, 2002.

INVESTMENT ADVISOR AND SUBADVISORS

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc. ("CAMCO"), 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia"). Acacia is a subsidiary of Ameritas Acacia Mutual Holding Company.

         For the Fund's fiscal years ended December 31, 2000, 2001, and 2002, CAMCO received investment advisory fees as follows:

	2000	2001	2002
Social Balanced	$1,522,353	$1,485,407	$1,418,342
Social Money Market	$59,608	$67,667	$65,668
Social International Equity	$151,423	$96,943	$80,577
Social Mid Cap Growth	$336,465	$393,495	$335,950
Social Small Cap Growth	$43,830	$75,175	$112,267
Social Equity	N/A	N/A	$8,256
Income	N/A	N/A	$34,461

         Social Equity and Income received expense reimbursements from CAMCO in 2002 in the amounts of $13,427 and $5,235, respectively.

         In reapproving the investment advisory agreements, the Board of Directors considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the advisor; the advisor's personnel and operations; the advisor's financial condition; the level and method of computing each Portfolio's management fee; comparative performance, fee and expense information for each of the Portfolios; the profitability of the Calvert Family of Funds to the advisor; the direct and indirect benefits derived by the advisor from the relationship with the Funds, such as investment research the advisor receives in connection with the Portfolios' brokerage commissions, selling concessions and/or discounts in fixed-pricing offerings; the effect of each Portfolio's growth and size on the Portfolio's performance and expenses; and any possible conflicts of interest.  In reviewing the overall profitability of the management fee to the Portfolios' advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Portfolios for which they receive compensation.

Subadvisors

         Calvert has retained Awad Asset Management, Inc. as Subadvisor for Social Small Cap Growth. Awad Asset Management, Inc. is controlled by Raymond James. It receives a subadvisory fee, paid by the Advisor, of 0.40% of net assets.

         Calvert has retained Brown Capital Management, Inc. as Subadvisor for Social Mid Cap Growth and Social Balanced. Brown Capital Management, Inc. is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor, of 0.25% of the Portfolio's respective net assets.

         Calvert has retained SSgA Funds Management, Inc. as Subadvisor for Social Balanced. SSgA FM is a subsidiary of State Street Corporation. It receives a subadvisory fee, paid by the advisor, of 0.25% of Social Balanced Portfolio's net assets.

         Calvert has retained Grantham, Mayo, Van Otterloo & Co. LLC as Subadvisor for Social International Equity. GMO is a privately held limited liability company. It receives a subadvisory fee, paid by the Advisor, of 0.45% of the average daily net assets up to and including $250 million; 0.425% of the average daily net assets over $250 million and up to and including $500 million in assets; and 0.40% of such average daily net assets in excess of $500 million.

Calvert has retained Atlanta Capital Management Company as Subadvisor for Social Equity. Atlanta Capital Management Company, LLC is a partially-owned subsidiary of Eaton Vance Corp. Eaton Vance indirectly holds 70% of Atlanta Capital Management Company, LLC.  Atlanta Capital Management Holdings, LLC, a holding company partnership owned by Atlanta Capital employees, holds the remaining 30%. Atlanta Capital receives a subadvisory fee, paid by the Advisor, of 0.30% of net assets.

The Board of Directors reapproved the existing investment subadvisory agreements between each of the subadvisors and the Advisor based on a number of factors relating to each subadvisor's ability to perform under its subadvisory agreement.  These factors included: the subadvisor's management style and long-term performance record; the Portfolio's performance record; the subadvisor's current level of staffing and its overall resources; the sub-advisor's financial condition; the subadvisor's compliance systems and any disciplinary history.

The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend an Investment Subadvisory Agreement without shareholder approval. Authorization for the Advisor to act on the order with respect to the other Portfolios is currently pending shareholder approval. If approved, then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in an Investment Subadvisory Agreement, the Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

ADMINISTRATIVE SERVICES AGENT

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

Social Money Market	0.200%
Social Small Cap Growth	0.250%
Social Mid Cap Growth	0.250%
Social International Equity	0.350%
Social Balanced	0.275%
Social Equity	0.200%
Income	0.300%

     The annual administrative services fee paid for 2000, 2001, and 2002 was as follows:

	2000	2001	2002
Social Money Market	$35,076	$37,042	$36,266
Social Small Cap Growth	$14,610	$22,853	$29,836
Social Mid Cap Growth	$129,410	$144,019	$121,537
Social International Equity	$54,873	$30,220	$22,603
Social Balanced	$985,052	$961,146	$917,751
Social Equity	N/A	N/A	$3,303
Income	N/A	N/A	$25,845

TRANSFER AND SHAREHOLDER SERVICING AGENT

National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, 6th Floor, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

         Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

         For these services, CSSI and NFDS receive a fee based on average net assets.  CSSI may contract with subagents to provide recordkeeping and sub-accounting services to the Funds.

INDEPENDENT AUDITORS AND CUSTODIANS

         KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania, 19103, was selected by the Board of Directors to serve as independent auditors for fiscal years 2002 and 2003. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

METHOD OF DISTRIBUTION

         Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. CDI is entitled to compensation for services performed and expenses assumed. Payments to CDI may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in 2002. CDI is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CDI and the broker-dealers. The Advisor and CDI, at their own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor or Subadvisor(s) may also consider sales of Fund shares as a factor in the selection of brokers.

         For the last three fiscal years, total brokerage commissions paid are as follows:

	2000	2001	2002
Social Small Cap Growth	$14,549	$25,845	$35,270
Social Mid Cap Growth	$69,367	$64,673	$135,674
Social International Equity	$61,087	$39,902	$26,033
Social Balanced	$258,244	$398,804	$581,452
Social Equity	N/A	N/A	$6,797

For the last three fiscal years, Social Small Cap Growth paid brokerage commissions to Raymond James, an affiliated person and the controlling parent company of that Portfolio's Subadvisor as follows:

	2000	2001	2002
Social Small Cap Growth	$1,398	$1,684	$1,950

         For the fiscal year ended December 31, 2002, aggregate brokerage commissions paid to Raymond James represented 6% of Social Small Cap Growth's total commissions and 5% of the total dollar amount of commission transactions.

While the Fund's Advisor and Subadvisors select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor or Subadvisors, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert funds and managed accounts.

For the fiscal year December 31, 2002, the Advisor directed brokerage for research services in the following amounts:

	Amount of Transactions	Related Commissions
Social Small Cap Growth	312,200 shares	$15,490
Social Mid Cap Growth	1,839,125 shares	$92,157
Social International Equity	39,000 shares	$382
Social Balanced (Equity Portion)	3,389,024 shares	$169,451
Social Equity	1,768,900 shares	$86,383

         For the same period the advisor received no soft-dollar credits for new issue fixed income designations.

         The Portfolio turnover rates for the last two fiscal years are as follows:

	2001	2002
Social Small Cap Growth	59%	66%
Social Mid Cap Growth	60%	134%
Social International Equity	86%	143%
Social Balanced*	751%	552%
Social Equity	N/A	16%
Income*	N/A	788%

* Social Balanced and Income's fixed-income investment strategies caused it to have a relatively high portfolio turnover compared to other portfolios.

         No Portfolio turnover rate can be calculated for Social Money Market due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of Social Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

PERSONAL SECURITIES TRANSACTIONS

         The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

GENERAL INFORMATION

         The Fund is an open-end, management investment company, incorporated in Maryland on September 27, 1982. Social Money Market, Social Small Cap Growth, Social International Equity, and Social Equity are diversified. Social Mid Cap Growth, Social Balanced, and Income are non-diversified. The Fund was formerly known as "Acacia Capital Corporation" and Social Money Market, Social Small Cap Growth, Social Mid Cap Growth, Social International Equity and Social Balanced, were formerly known as Calvert Responsibly Invested Money Market, Strategic Growth, Capital Accumulation, Global Equity and Balanced, respectively.

The Fund issues separate stock for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

         All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

         The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

         The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

control persons and principal holders of securities

         As of March 31, 2003, the following shareholders owned 5% or more of the outstanding voting securities of the Fund as shown:

Name and Address	% of Ownership

Social Money Market

Ameritas Variable	28.06%
Separate Account VA
5900 O Street
Lincoln, NE 68510-2234

Peoples Benefit Life Insurance Co.	26.51%
Separate Account V
c/o Aegon USA
FMD Accounting 4410
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

Ameritas Variable	18.96%
Separate Account VL
5900 O Street
Lincoln, NE 68510-2234

Acacia National Life Insurance Co.	18.00%
Separate Account 1
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

Acacia National Life Insurance Co.	8.31%
Separate Account II
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

Social Small Cap Growth

Ameritas Variable Life Insurance Co.	40.05%
Separate Account VA-2
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

Peoples Benefit Life Insurance Co.	16.01%
Separate Account V
c/o Aegon USA
FMD Accounting 4410
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

Protective Variable Annuity	15.72%
Protective Life Insurance Company
2801 Highway 280 South
P.O. Box 2606
Birmingham, AL 35202-2606

Ameritas Variable Life Insurance Co.	9.07%
Separate Account V
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

Ameritas Variable	7.84%
Separate Account VA
5900 O Street
Lincoln, NE 68510-2234

Social Mid Cap Growth

American United Life Insurance Co.	23.89%
Group Retirement Annuity
Separate Account II
One American Square, P.O. Box 1995
Indianapolis, IN 46206-9102

Metropolitan Life Insurance Co.	23.36%
Mutual Fund Processing
485 E. U.S. Highway 1 South, 4th Floor
Iselin, NJ 08830

American United Life Insurance Co.	16.57%
AUL American Unit Trust
One American Square, P.O. Box 1995
Indianapolis, IN 46206-9102

Peoples Benefit Life Insurance Co.	15.23%
Separate Account V
c/o Aegon USA
FMD Accounting 4410
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

Ameritas Variable Life Insurance Co.	6.99%
Separate Account VA-2
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

Social International Equity

Peoples Benefit Life Insurance Co.	50.44%
Separate Account V
c/o Aegon USA
FMD Accounting 4410
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

Ameritas Variable Life Insurance Co.	22.46%
Separate Account VA-2
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

Ameritas Variable	10.47%
Separate Account VA
5900 O Street
Lincoln, NE 68510-2234

Ameritas Variable	6.31%
Separate Account VL
5900 O Street
Lincoln, NE 68510-2234

Social Balanced

ING Life Insurance and Annuity Co.	20.28%
151 Farmington Avenue
Hartford, CT 06156-0001

Mutual of America TVIF Fund	15.19%
S/A #2
320 Park Avenue, 8th Floor
New York, NY 10022-6839

Metropolitan Life Insurance Co.	14.81%
Securities Accounting & Admin
485 E. U.S. Highway 1 South, 4th Floor
Iselin, NJ 08830

NYLIAC on behalf of NYLIAC Variable Annuity	11.79%
Separate Account -I
NYLIM Center, Attn: Ashesh Upadhyay
169 Lackawanna Avenue
Parsippany, NJ 07054

Hartford Life Insurance Co.	7.02%
Separate Account
Attn: David Ten Broeck
200 Hopmeadow Street
Simsbury, CT 06089-9793

Keynote Series Account	6.51%
Attn: Michael Marshall
c/o Investors Bank & Trust Co.
Mail Code MON 60
P.O. Box 9130
Boston, MA 02117-9130

Social Equity

Ameritas Life Insurance Corp.	62.28%
Separate Account D
P. O. Box 81889
Lincoln, NE 68501-1889

Ameritas Variable Life Insurance Co.	32.65%
Separate Account VA-2
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

Income

Ameritas Life Insurance Corp.	54.70%
Separate Account D
P. O. Box 81889
Lincoln, NE 68501-1889

Ameritas Variable Life Insurance Co.	42.58%
Separate Account VA-2
c/o Finance, Attn: Mari Burch
5900 O Street
Lincoln, NE 68510-2252

APPENDIX

Corporate Bond Ratings

Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:

         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

         C/C: This rating is only for no-interest income bonds.

         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings

Moody's Investors Services, Inc.

         A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Corporation

         Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry, and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder ServiceS

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

National Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT accountants

KPMG LLP

1601 Market Street

Philadelphia, PA  19103


Calvert Variable Series, Inc.

Ameritas Income & Growth Portfolio

Ameritas Growth Portfolio

Ameritas Small Capitalization Portfolio

Ameritas MidCap Growth Portfolio

Ameritas Emerging Growth Portfolio

Ameritas Research Portfolio

Ameritas Growth With Income Portfolio

Ameritas Index 500 Portfolio

Ameritas Money Market Portfolio

Ameritas Select Portfolio

Ameritas Small Company Equity Portfolio

Statement of Additional Information

April 30, 2003

         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectuses dated April 30, 2003. The Fund's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling 1-800-335-9858 or by writing the Fund at 5900 "O" Street, Lincoln, Nebraska 68510-1889.

TABLE OF CONTENTS

Investment Policies and Risks	2
Investment Restrictions	10
Purchase and Redemption of Shares	17
Net Asset Value	17
Taxes	18
Calculation of Yield and Total Return	19
Directors and Officers	19
Investment Advisor and Subadvisors	23
Administrative Services Agent	26
Transfer and Shareholder Servicing Agent	27
Independent Auditors and Custodians	27
Method of Distribution	27
Portfolio Transactions	27
Personal Securities Transactions	29
General Information	30
Control Persons and Principal Holders of Securities	30
Appendix	34

INVESTMENT POLICIES AND RISKS

         The Ameritas Portfolios of Calvert Variable Series, Inc. ("the Fund") offer investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income. The Ameritas Portfolios offer investors a choice of eleven separate portfolios: Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income, Index 500, Money Market, Select, and Small Company Equity Portfolios.

Foreign Securities(Not applicable to the Index 500 and Money Market Portfolios)

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.

In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, a Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Foreign Money Market Instruments

         The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of the Money Market Portfolio that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Small Cap Issuers

The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

         Repurchase agreements are arrangements under which a Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. A Portfolio may engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. A Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, a Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

         Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. A Portfolio will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

U.S. Government-Backed Obligations

         Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

         The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield.

Non-Investment Grade Debt Securities

         Non-investment grade debt securities are lower quality debt securities. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.  The Fund considers a security to be investment grade if it has received an investment grade from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality.  Currently, there are three NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

         The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

         When purchasing high-yielding securities, rated or unrated, the Advisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Exchange-Traded Funds ("ETFs")

         ETFs are shares of other investment companies that can be traded on an exchange but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  These arrangements are designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

         A Portfolio may purchase shares of other investment companies to the extent consistent with applicable law and each Portfolio's investment limitations. ETFs, like other investment companies, typically incur fees that are separate from those fees incurred directly by the Portfolios. A Portfolio's purchase of ETFs results in the layering of expenses, such that Portfolio shareholders would indirectly bear a proportionate share of any operating expenses of the ETF.

         Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including: market risk (the risk of fluctuating stock prices in general), asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include: the risk that ETFs may trade at a discount from their NAV and the risk that the ETFs may not be liquid.       ETFs may operate as open-end investment companies, closed-end investment companies or unit investment trusts.

Derivatives

A Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

         The Emerging Growth, Growth With Income, Index 500 and Select Portfolios may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.

         These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio's turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions.These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

         These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

         The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract - a long position if the option is a call and a short position if the option is a put - at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts.The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts.The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts.The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

Risks of Options and Futures Contracts.If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

         The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

Foreign Currency Transactions

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisor believes that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

         Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

         Foreign Currency Futures Transactions. A Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

When-Issued and Delayed Delivery Securities

         From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

         The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Money Market Default Insurance

         The Ameritas Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds.  U.S. government securities held by the Portfolio are excluded from this coverage.  Coverage under the policy is subject to certain conditions and may not be renewable upon expiration.  The policy will expire in September 2003, unless it is renewed.  While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

INVESTMENT RESTRICTIONS

Income & Growth, Growth, Small Capitalization and MidCap Growth Portfolios

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each of the Portfolios. The Portfolios may not:

Under normal circumstances, invest less than 80% of its net assets in the common stock of small- cap companies (Small Capitalization Portfolio only).

Under normal circumstances, invest less than 80% of its net assets in the common stock of mid-cap companies (Mid Cap Growth Portfolio only).

Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.

Purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

Invest in commodities.

Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

Issue senior securities.

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolios may not:

Purchase or sell real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

Write or sell puts, calls, straddles, spreads or combinations thereof.

Invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

Purchase any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

Make investments for the purpose of exercising control or management.

Invest in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed 5% of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund, Advisor or Subadvisor individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300% limitation set forth in Fundamental Investment Restriction No. 6, and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

Emerging Growth, Research and Growth With Income Portfolios

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each of the Portfolios. The Portfolios may not:

Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed and then only as a temporary measure for extraordinary or emergency purposes.

Underwrite securities issued by other persons except insofar as the Portfolios may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security.

Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Portfolios reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

Issue any senior securities except as permitted by the Investment Company Act of 1940. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

Make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Portfolios' assets in repurchase agreements, shall not be considered the making of a loan.

Purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry, except there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolios may not:

Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (i.e., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Portfolios' assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolios' limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Fund's Board of Directors (or its delegee), will not subject to this 15% limitation.

Pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, futures contracts and forward contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets. Invest for the purpose of exercising control or management.

Hold obligations issued or guaranteed by any one U.S. Governmental agency or instrumentality, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Portfolios to fail to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations issued thereunder on segregated asset accounts that fund variable contracts.

Invest 25% or more of the market value of its total assets in securities of issuers in any one industry (provided that this restriction does not limit the exceptions set forth in Fundamental Investment Restriction No. 6).

Except for Fundamental Investment Restriction No. 1 and Nonfundamental Investment Restriction No. 1, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of any of the restrictions.

Index 500 Portfolio

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

Issue senior securities, except in connection with the insurance program established by the Portfolio pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwrite securities issued by others, except to the extent that The Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of Fundamental Investment Restriction No. 3). The Portfolio will not borrow from other funds advised by Advisor, Subadvisor or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the Portfolio's total assets.

The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

The Portfolio does not currently intend to lend assets other than securities to other parties, except by: (a) lending up to 5% of its net assets to a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases; except to the extent incorporated within the S&P 500.

With respect to Nonfundamental Investment Restriction No. 4, if through a change in values, net assets, or other circumstances, a portfolio was in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

With respect to the Portfolio's limitations on futures and options transactions, see the section entitled "Options and Futures Contracts".

Money Market Portfolio

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

Purchase the securities of any issuer if, as a result, the portfolio would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

Issue senior securities.

Borrow money, except that the portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwrite securities issued by others, except to the extent that the portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the portfolio will invest more than 25% of its total assets in the financial services industry.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Invest in companies for the purpose of exercising control or management.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

The Portfolio does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio does not currently intend to purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The Portfolio will not borrow from other funds advised by the Advisor, Subadvisor or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 33 1/3% of the portfolio's total assets.

The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested insecurities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

The Portfolio does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

The Portfolio does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the portfolio's net assets) to a registered investment company or portfolio for which Advisor, Subadvisor or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

With respect to Nonfundamental Investment Restriction No. 1, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to Nonfundamental Investment Restriction No. 5, if through a change in values, net assets, or other circumstances, the portfolio was in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Select Portfolio

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer.

Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government obligations;

Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Portfolio's assets at the time of borrowing. [Related Non-Fundamental Investment Restriction: The Portfolio will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of the value of the Portfolio's total assets].

Issue any senior security except in connection with permitted borrowings.

Underwrite the distribution of securities of other issuers; however the Portfolio may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Portfolio could be regarded as an underwriter as defined by that act with respect to such resale.

Make loans, but this restriction shall not prevent the Portfolio from (a) investing in debt obligations, (b) investing in repurchase agreements, or (c) lending its portfolio securities. [Related Non-Fundamental Investment Restriction: The Portfolio will not lend securities having a value in excess of 33% of its assets, including collateral received for loaned securities (valued at the time of any loan).]

Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate.

Purchase and sell commodities or commodity contracts, except that it may enter into forward foreign currency contracts.

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

Make margin purchases or participate in a joint or on a joint or several basis in any trading account in securities.

Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

Invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the New York or American stock exchanges, valued at cost, nor more than 5% of its net assets in all warrants, provided that warrants acquired in units or attached to other securities shall be deemed to be without value for purposes of this restriction.

Invest more than 25% of its total assets (valued at the time of investment) in securities of non-U.S. issuers (other than securities represented by American Depositary Receipts).

Make short sales of securities unless the Portfolio owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration.

Purchase or write a call option or a put option if the aggregate premium paid for all call and put options then held exceed 20% of its net assets (less the amount by which any such positions are in-the-money).

Invest in futures or options on futures, except that it may invest in forward foreign currency contracts.

Small Company Equity

         The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Portfolio may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the Portfolio's total assets.  Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein or for use as office space for the Portfolio.

Make loans, except by purchase of debt obligations (including non-publicly traded debt obligations), by entering into repurchase agreements or through the lending of the Portfolio's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Portfolio's assets.

Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Portfolio has no intention of issuing senior securities except as set forth in Fundamental Investment Restriction No. 1).

Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

Purchase or sell commodities or commodity contracts.

         The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Directors of the Fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

PURCHASE AND REDEMPTION OF SHARES

         The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolios' Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

         The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

NET ASSET VALUE

         The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share. The net asset values of the Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income, Index 500, Select, and Small Company Equity Portfolios fluctuate based on the respective market value of a Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.

         The assets of the Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income, Index 500, Select, and Small Company Equity Portfolios are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; and (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the closing values on their respective exchanges where primarily traded. Equity options are generally valued at the last sale price. Exchange-traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values based on current currency exchange rates. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

         The Money Market Portfolio's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

TAXES

         The Portfolios intend to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio's net investment income or realized net capital gains are normally paid once a year(distributions of net investment income are paid by the Money Market Portfolio monthly). However, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of December 31, 2002 were as follows:

Income & Growth	$25,692,960
Growth	$59,438,284
Small Capitalization	$49,550,280
MidCap Growth	$21,893,317
Emerging Growth	$46,329,229
Research	$10,765,305
Growth With Income	$7,204,967
Index 500	$17,284,668
Money Market	--
Select	$2,031,314
Small Company Equity	$313,341

         Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Money Market):

         From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

         The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.  For the seven-day period ended December 31, 2002, Money Market's yield was 1.24% and its effective yield was 1.24%.

         The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

Total Return and Other Quotations:

         The Portfolios may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $10,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance.

         Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio's Prospectus.

         Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

Directors and Officers

         The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.  Business information is provided below about the Directors.

(Not   Applicable   to  Officers)

# of

Position

Position

Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Date of Birth

Fund

Date

During Last 5 Years

Overseen

Directorships

WILLIAM J. ATHERTON

DOB: 01/15/39

Director & President

1999

President and Director of Ameritas Variable Life Insurance Company, a subsidiary of Ameritas Life and Ameritas Acacia Mutual Holding Company, which manufactures and distributes variable and fixed life and annuity policies. He was formerly President and Director of North American Security Life Insurance Company of Boston, MA.

 18

 AMAL Corporation

 FRANK H. BLATZ, JR., Esq.

 DOB: 10/29/35

Director

1982

 Attorney in private practice in Fanwood, NJ.  From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks
& Reina, P.A.

 30

THOMAS C. GODLASKY

DOB: 10/30/55

Director

1999

Executive Vice President and Chief Investment Officer of AmerUs Group and President of AmerUS Capital Management, Inc. He was formerly a Manager of Fixed Income products at Providian Corp.  He is also a Chartered Financial Analyst.

 18

AmerUs Home Equity

AmerUs Annuity Group

Ameritas Variable Life Insurance Co.

Ameritas Investment Corporation

AmerUs Group Foundation

Bankers Life Insurance Co. of New York

Inflective Asset Mgmt.

AmerUs Capital Mgmt.

 ALICE GRESHAM DOB: 05/17/50

Director

1999

Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools.

 18

 The Levine School of Music

 Council on Legal Education Opportunity

 BARBARA J. KRUMSIEK

DOB: 08/09/52

Director & Chair-person

1997

 President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.
Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.

 39

 Calvert Foundation

M. CHARITO KRUVANT

 DOB: 12/08/45

Director

1999

President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.

 30

 Acacia Federal Savings Bank

CYNTHIA MILLIGAN

DOB: 04/11/46

Director

1999

Dean, College of Business Administration, University of Nebraska, Lincoln. Formerly, she was the President and Chief Executive Officer for CMA, a consulting firm for financial institutions.

 18

Wells Fargo Company

Gallup, Inc.

W.K. Kellogg Foundation

 Raven Industries

 Omaha Branch of Kansas City Federal Reserve Bank

ARTHUR J. PUGH

 DOB: 09/24/37

Director

1982

Retired executive.

 30

 Acacia Federal Savings Bank

 SUSAN walker Bender, Esq.

 DOB: 01/29/59

Officer

1988

Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

 IVY WAFFORD DUKE, Esq.

 DOB: 09/07/68

Officer

1996

Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

 Daniel K. Hayes

 DOB: 09/09/50

Officer

1996

Vice President of Calvert Asset Management Company, Inc.

 HUI PING HO, CPA

 DOB: 01/06/65

Officer

2000

Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

 Gregory J. Keifer

 DOB: 08/22/64

Officer

2003

Compliance Officer and Assistant Secretary of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. Keifer was Assistant Director of Compliance with Legg Mason Wood Walker, Incorporated and a senior compliance analyst with BISYS Fund Services.

 LANCELOT A. KING, Esq.

 DOB: 07/19/70

Officer

2002

Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

 reno J. Martini

 DOB: 01/13/50

Officer

1990

Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.

 ROBERT J. O'MEARA

 DOB: 12/12/62

Officer

1999

Assistant Vice President, Investment Funds Administrator and Budget Administrator of Ameritas Variable Life Insurance Company.   Prior to that he was Finance Officer for First National Bank of Omaha.

 William M. Tartikoff, Esq.

 DOB: 08/12/47

Officer

1990

Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

 Ronald M. Wolfsheimer, CPA

 DOB: 07/24/52

Officer

1982

Senior Vice President and Chief Financial Officer of Calvert Group, Ltd.  and Fund Treasurer.

 MICHAEL V. YUHAS JR., CPA

 DOB: 08/04/61

Officer

1999

Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N,
Bethesda, Maryland 20814.  Directors and Officers of the Fund as a group own less than 1% of any class of each Portfolio's outstanding shares.  Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's
Advisor and its affiliates. Mr. Atherton is an interested person of the Fund since he is an officer of an affiliated company of the
Fund's Advisor. Mr. Godlasky is an interested person of the Fund since he is a director of the Fund's Advisor and its affiliates.

The Board of Directors has one standing Committee. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Committee met seven times during the past fiscal year. The Disinterested Directors of the Board (Mesdames Gresham, Milligan and Kruvant, and Messrs.
Blatz, and Pugh) comprise the Audit Committee.

The Directors owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2002:

 Dollar Range of Equity

 Aggregate Dollar Range of Equity Securities

 Securities in the

 in All Registered Investment Companies Overseen

 Name of Director

 Fund (applies to each Portfolio)

 By Director in Calvert Family of Funds

 William J. Atherton

 none

 none

 Frank H. Blatz, Jr.

 none

 > $100,000

 Thomas C. Godlasky

 none

 none

 Alice Gresham

 none

 none

 M. Charito Kruvant

 none

 $10,000 - $50,000

 Cynthia Milligan.

 none

 none

 Arthur J. Pugh

 none

 $50,001 - $100,000

 Barbara J. Krumsiek

 none

 > $100,000

Director Compensation Table

 Fiscal Year 2002

 Total Compensation from

 (unaudited numbers)

 Aggregate Compensation

 Pension or Retirement

   Benefits Registrant and

 from Registrant for

 Accrued as part of

     Fund Complex paid to

 Name of Director

Service as Director

 Registrant Expenses

 Director*

 Frank H. Blatz, Jr.

 $13,750

 $13,750

 $56,000

 Alice Gresham

 $24,750

 --

 $24,750

 M. Charito Kruvant

 $13,750

 $8,250

 $56,000

 Cynthia H. Milligan

 $24,750

 $24,750

 $24,750

 Arthur J. Pugh

 $16,000

 $16,000

 $60,500

*Messrs. Blatz and Pugh, and Ms. Kruvant have chosen to defer a portion of their compensation. As of
December 31, 2002, their total deferred compensation, including dividends and capital appreciation, was: $962,939; $242,772; and
$126,643; respectively. The Fund Complex had ten (10) registered investment companies on December 31, 2002.

INVESTMENT ADVISOR AND SUBADVISORS

         The Fund's Investment Advisor is
Ameritas Investment Corp. ("AIC"), 5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities
Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance
Company and Ameritas Life Insurance Corp.

The Advisor receives monthly advisory fees based on the following annual rates of the respective Portfolio's average daily net assets:

 Income & Growth

 0.625%

 Growth

 0.75%

 Small Capitalization

 0.85%

 MidCap Growth

 0.80%

 Emerging Growth

 0.75%

 Research

 0.75%

 Growth With Income

 0.75%

 Index 500

 0.24%

 Money Market

 0.20%

 Select

 0.92%

 Small Company Equity

 1.12%

The Advisor has contractually agreed to limit annual portfolio operating expenses through December 31, 2003 as reflected in the table below:

 Income & Growth

 .78%

 Growth

 .89%

 Small Capitalization

 1.00%

 MidCap Growth

 .94%

 Emerging Growth

 .95%

 Research

 .96%

 Growth With Income

 .98%

 Index 500

 .38%

 Money Market

 .36%

 Select

 1.50%

 Small Company Equity

 1.50%

For the periods ended December 31, 2000, 2001, and 2002, AIC received investment advisory fees as follows:

 2000

 2001

 2002

 Income & Growth

 $580,602

 $494,147

 $340,115

 Growth

 $1,516,707

 $1,112,199

 $739,994

 Small Capitalization

 $994,040

 $533,217

 $359,785

 MidCap Growth

 $865,235

 $837,231

 $584,602

 Emerging Growth

 $1,000,493

 $553,193

 $319,166

 Research

 $221,330

 $185,608

 $145,003

 Growth With Income

 $248,920

 $217,952

 $155,117

 Index 500

 $482,241

 $381,854

 $286,862

 Money Market

 $322,748

 $360,818

 $357,823

 Select

 N/A

 $113,696

 $231,333

 Small Company Equity

 N/A

 $77,898

 $187,598

For the periods ended December 31, 2000, 2001, and 2002, the Portfolios received expense reimbursements from AIC as follows:

 2000

 2001

 2002

 Income & Growth

 $53,497

 $11,402

 $59,896

 Growth

 $99,972

 $0

 $41,285

 Small Capitalization

 $73,692

 $51,858

 $44,272

 MidCap Growth

 $68,210

 $15,256

 $74,831

 Emerging Growth

 $117,353

 $182,313

 $170,103

 Research

 $126,063

 $100,582

 $127,875

 Growth With Income

 $97,412

 $95,516

 $145,535

 Index 500

 $188,394

 $80,084

 $111,828

 Money Market

 $47,644

 ($52,319)*

 $16,998

 Select

 N/A

 $0

 $0

 Small Company Equity

 N/A

 $28,377

 $30,613

* Portfolio paid expense recaptures to AIC.

In reapproving the investment advisory agreement, the Board of Directors considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the advisor; the advisor's personnel and operations; the advisor's financial condition; the level and method of computing each Portfolio's management fee; comparative performance, fee and expense information for each of the Portfolios; the direct and indirect benefits derived by the advisor from the relationship with the Funds, such as investment research the advisor receives in connection with the Portfolios' brokerage commissions, selling concessions and/or discounts in fixed-pricing offerings; the effect of each Portfolio's growth and size on the
Portfolio's performance and expenses; and any possible conflicts of interest.  In reviewing the overall profitability of the management fee to the Portfolios' advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Portfolios for which they receive compensation.

Subadvisors

         AIC has retained Fred Alger Management, Inc. as Subadvisor for Income &
Growth, Growth and MidCap Growth Portfolios. Fred Alger Management, Inc. is owned by Alger Inc., which in turn is owned by Alger
Associates, Inc., a financial services holding company. Fred M. Alger, III is the majority shareholder of Alger Associates, Inc.
and may be deemed to control that company and its subsidiaries. It receives a subadvisory fee, paid by the Advisor, of 0.355%,
0.48% and 0.53%, respectively, of each Portfolio's average daily net assets.

AIC has retained Massachusetts Financial Services Company as Subadvisor for the
Emerging Growth, Research, and Growth With Income Portfolios. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life of Canada (an insurance company). It receives a subadvisory fee, paid by the Advisor, of 0.50% of each Portfolio's average daily net assets.

         AIC has retained SSgA Funds
Management, Inc. as Subadvisor for the Index 500 Portfolio. It is a subsidiary of State Street Bank and Trust. It receives a subadvisory fee, paid by the Advisor, of 0.05 % of the Portfolio's average daily net assets.

AIC has retained Calvert Asset Management Company, Inc. as Subadvisor for the Money
Market Portfolio. Calvert Asset Management Company, Inc. is a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia
Mutual Life Insurance Company of Washington, D.C. ("Acacia"). Acacia, in turn, is a subsidiary of Ameritas Acacia Mutual Holding
Company. It receives a subadvisory fee, paid by the Advisor, of 0.15% of the Portfolio's average daily net assets.

         AIC has retained Harris Associates
L.P. as Subadvisor for the Select Portfolio. Harris Associates is a limited partnership managed by its general partner, Harris
Associates, Inc., which is a wholly-owned subsidiary of CDC Asset Management -- North America, the investment management arm of
France's Caisse des Depots Group. It receives a subadvisory fee, paid by the Advisor, of 0.65% of the Portfolio's average daily net assets.

         AIC has retained David L. Babson
& Company Inc. as Subadvisor for the Small Company Portfolio. David L. Babson & Company is a wholly owned subsidiary of DLB
Acquisition Corp., a holding company that is a majority-owned subsidiary of MassMutual Holding Trust I, which in turn is a holding company and wholly owned subsidiary of MassMutual Holding Company, a holding company and a wholly owned subsidiary of MassMutual, a mutual life insurance company. It receives a subadvisory fee, paid by the Advisor, of 0.85% of the Portfolio's average daily net assets.

         AIC has retained John McStay
Investment Counsel as Subadvisor for the Small Capitalization Portfolio. John McStay Investment Counsel is organized as a limited partnership based in Dallas, Texas.  AIG Global Investment Group, Inc., is the general partner and there are fifteen limited partners. It receives a subadvisory fee, paid by the Advisor, of 0.75% of the Portfolio's average daily net assets.

The Board of Directors reapproved the existing investment subadvisory agreements between each of the sub-advisors and the advisor based on a number of factors relating to each subadvisor's ability to perform under its sub-advisory agreement.  These factors included: the subadvisor's management style and long-term performance record;
each Portfolio's performance record; the subadvisor's current level of staffing and its overall resources; the subadvisor's financial condition; the subadvisor's compliance systems, and any disciplinary history.

The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend an Investment Subadvisory Agreement without shareholder approval. Authorization for the Advisor to act on the order with respect to the other Portfolios is currently pending shareholder approval. If approved, then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in an Investment Subadvisory Agreement, the
Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new
Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

ADMINISTRATIVE SERVICES AGENT

         Calvert Administrative Services
Company ("CASC"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly of 0.05% of each Portfolio's net assets or a minimum of $50,000 per Portfolio.

The annual administrative service fee paid for the periods ended December 31, 2000,
2001, and 2002, was as follows:

 2000

 2001

 2002

 Income & Growth

 $50,000

 $50,000

 $50,000

 Growth

 $101,114

 $74,147

 $50,000

 Small Capitalization

 $58,473

 $50,000

 $50,000

 MidCap Growth

 $54,077

 $52,327

 $50,000

 Emerging Growth

 $66,700

 $50,000

 $50,000

 Research

 $50,000

 $50,000

 $50,000

 Growth with Income

 $50,000

 $50,000

 $50,000

 Index 500

 $100,467

 $79,553

 $59,800

 Money Market

 $80,687

 $90,204

 $89,456

 Select

 N/A

 $26,595*

 $50,000

 Small Company Equity

 N/A

 $26,075*

 $50,000

* The minimum was waived for Select and Small Company Equity Portfolios from inception
(January 2, 2001) through June 30, 2001.

TRANSFER AND SHAREHOLDER SERVICING AGENT

National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, 6th Floor,
Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

         Calvert Shareholder Services, Inc.
("CSSI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, CSSI and NFDS may receive a fee based on the number of shareholder accounts in each Portfolio.  CSSI may contract with subagents to provide recordkeeping and sub-accounting services to the
Funds.

INDEPENDENT aUDITORs AND CUSTODIANS

         KPMG LLP, located at 1601 Market
Street, Philadelphia, Pennsylvania, 19103, was selected by the Board of Directors to serve as independent auditors for fiscal years
2002 and 2003. State Street Bank and Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

METHOD OF DISTRIBUTION

         AIC also serves as the principal
underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Fund, AIC markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. AIC is entitled to compensation for services performed and expenses assumed. Payments to AIC may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. No payments were authorized in
2002. AIC is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the
Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between AIC and the broker-dealers. As the Advisor and Distributor, AIC, at its own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

         Broker-dealers who execute portfolio
transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the
Advisor/Subadvisor obligation to seek best execution. The Advisor or Subadvisor(s) may also consider sales of Fund shares as a factor in the selection of brokers.

         For the last three fiscal years,
total brokerage commissions paid are as follows:

 2000

 2001

 2002

 Income & Growth

 $191,424

 $165,532

 $444,329

 Growth

 $303,145

 $295,627

 $759,308

 Small Capitalization

 $112,993

 $244,328

 $215,744

 MidCap Growth

 $121,585

 $216,653

 $763,387

 Emerging Growth

 $298,248

 $316,148

 $150,186

Research

$46,032

 $47,520

 $65,677

 Growth With Income

 $41,549

 $50,472

 $39,174

 Index 500

 $44,520

 $10,104

 $19,413

 Money Market

 $0

 $0

 $0

 Select

 N/A

 $42,159

 $31,214

 Small Company Equity

 N/A

 $17,930

 $48,531

For the last three fiscal years, Income & Growth, Growth, Small Capitalization and
MidCap Growth paid brokerage commissions to Fred Alger & Company, Incorporated, the parent company of Fred Alger Management,
Inc. as follows:

 2000

 2001

 2002

 Income & Growth

 $191,424

 $165,346

 $335,107

 Growth

 $302,662

 $294,312

 $554,114

 Small Capitalization

 $104,068

 $114,985

 $0

 MidCap Growth

 $116,929

 $214,100

 $446,617

         For the fiscal years ended December
31, 2001, and December 31, 2002, Select paid brokerage commissions of $34,621 and $14,502, respectively, to Harris
Securities, L.P.  Harris Associates L.P. is affiliated with and a limited partner of Harris Associates Securities,
L.P.

              For the
fiscal year ended December 31, 2002, aggregate brokerage commissions paid to Fred Alger & Company, Incorporated are as follows:

 2002

 2002

 (as a % of total

 (as a % of total $ amount

 commissions)

 of transactions)

 Income & Growth

 75%

 83%

 Growth

 73%

 81%

 Small Capitalization

 0%

 0%

 MidCap Growth

 59%

 68%

         For the fiscal year ended December
31, 2002, aggregate brokerage commissions paid to Harris Associates Securities, L.P. represented 46% of Select's total commissions, and 51% of the total dollar amount of commission transactions.

While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy;
providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses;
and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other
Calvert funds and managed accounts.

         For the fiscal year ended December
31, 2002, the Advisor directed brokerage for research services in the following amounts:

 Amount of

 Transactions

 Related

 Commissions

 Income & Growth

 38,700 shares

 $1,935

 Growth

 102,200 shares

 $5,110

 Small Capitalization

 668,000 shares

 $36,739

 MidCap Growth

 165,000 shares

 $8,250

Emerging Growth

 --

 --

 Research

 --

 --

 Growth With Income

 --

 --

 Index 500

 --

 --

 Select

 --

 --

 Small Company Equity

 70,118 shares

 $4,055

         The Portfolio turnover rates for the
last two fiscal years are as follows:

 2001

 2002

 Income & Growth

 100%

 270%

 Growth

 84%

 239%

 Small Capitalization

 252%

 140%

 MidCap Growth

 137%

 325%

Emerging Growth

 265%

 104%

 Research

 97%

 121%

 Growth With Income

 36%

 63%

 Index 500

 6%

 9%

 Select

 14%

 16%

 Small Company Equity

 75%

 46%

         No Portfolio turnover rate can be
calculated for Money Market due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of Money Market because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

PERSONAL SECURITIES TRANSACTIONS

                  The Fund, its
Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The
Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material information.

GENERAL INFORMATION

         The Fund is an open-end, management
investment company, incorporated in Maryland on September 27, 1982. The Income & Growth, Growth, Small Capitalization, MidCap
Growth, Emerging Growth Portfolios are diversified. The Research, Growth With Income, Index 500, Money Market, Select and Small
Company Equity Portfolios are non-diversified. The Fund issues separate stock for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

         All shares of common stock have equal
voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

         The Fund's Board of Directors has
adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the
Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

         The Fund is not required to hold
annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

control persons and principal holders of securities

         As of April 2, 2003, the following
shareholders owned 5% or more of the outstanding voting securities of the Fund as shown:

 Name and Address

   % of Ownership

 Ameritas Income & Growth

 Ameritas Variable Life Insurance Co.

 79.50%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 20.50%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Growth

 Ameritas Variable Life Insurance Co.

 73.36%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 26.38%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Small Capitalization

 Ameritas Variable Life Insurance Co.

 63.00%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 36.70%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas MidCap Growth

 Ameritas Variable Life Insurance Co.

 74.13%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 25.64%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Emerging Growth

 Ameritas Variable Life Insurance Co.

 71.94%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 28.06%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Research

 Ameritas Variable Life Insurance Co.

 79.44%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 20.56%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Growth With Income

 Ameritas Variable Life Insurance Co.

 80.50%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 19.50%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Index 500

 Ameritas Variable Life Insurance Co.

 78.42%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 21.46%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Money Market

 Ameritas Variable Life Insurance Co.

 81.03%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 18.97%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Select

 Ameritas Variable Life Insurance Co.

 85.27%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 14.73%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Small Company Equity

 Ameritas Variable Life Insurance Co.

 83.99%

 Account 6083323

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

 Ameritas Variable Life Insurance Co.

 16.01%

 Account 6083321

 c/o Finance, Attn: Mari Burch

 5900 O St

 Lincoln, NE 68510-2252

APPENDIX

Corporate Bond Ratings

Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:

         Aaa/AAA: Best quality. These bonds
carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

         Aa/AA: Bonds rated AA also qualify as
high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

         A/A: Upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

         Baa/BBB: Medium grade obligations;
adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt
rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal.
There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

         C/C: This rating is only for
no-interest income bonds.

         D: Debt in default; payment of
interest and/or principal is in arrears.

Commercial Paper Ratings

Moody's Investors Services, Inc.

         A Prime rating is the highest
commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers
1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten-year earnings trends; (7)
financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Corporation

         Commercial paper rated A by Standard
& Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.

INVESTMENT ADVISOR

Ameritas Investment Corp. (AIC)

5900 "O" Street, 4th Floor

Lincoln, Nebraska 68510-1889

Shareholder
ServiceS

Calvert Shareholder Services,
Inc.

4550 Montgomery
Avenue

Suite
1000N

Bethesda, Maryland
20814

PRINCIPAL
UNDERWRITER

Ameritas Investment Corp. (AIC)

5900 "O" Street, 4th Floor

Lincoln, Nebraska 68510-1889

TRANSFER AGENT

National Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT accountants

KPMG LLP

1601 Market Street

Philadelphia, PA  19103


PART C. OTHER INFORMATION

Item 23. Exhibits:

99.B.1 a.      Restated Articles of Incorporation of Acacia Capital
Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number
0000708950-96-000005.

         b.       Articles
Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

         c.       Articles
Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.

         d.       Articles of
Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.

99.B2          Amended By-laws of Calvert Variable
Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number
0000708950-99-000009.

99.B5          Investment Advisory Agreements for
Ameritas Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013. Amended Schedule A to the Investment Advisory Agreement Restated
December 2001 for Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April
24, 2002, accession number 0000708950-02-000013.

99.B5.a        Subadvisory Agreement with Atlanta Capital,
incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.b        Subadvisory Agreement with SsgA Funds Management,
Inc. (Social Balanced), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.c        Subadvisory Agreement with Grantham, Mayo, Van
Otterloo & Co. LLC, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.d        Subadvisory Agreement with Brown Capital
Management, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.e        Subadvisory Agreement with Awad Asset Management,
Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.f                  Subadvisory
Agreement with Massachusetts Financial Services Company, incorporated by reference to Post-Effective Amendment No. 46, dated April
24, 2002, accession number 0000708950-02-000013.

99.B5.g        Subadvisory Agreement with Fred Alger Management,
Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.h        Subadvisory Agreement with SsgA Funds Management,
Inc. (Ameritas), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.i                  Subadvisory
Agreement with Harris Associates L.P., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

99.B5.j                  Subadvisory
Agreement with David L. Babson & Company Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24,
2002, accession number 0000708950-02-000013.

99.B5.k        Subadvisory Agreement with John McStay Investment
Counsel, LP, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B5.l                  Subadvisory
Agreement with Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April
24, 2002, accession number 0000708950-02-000013.

99.B6          Underwriting Agreements for Ameritas
Investment Corp. and Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated
April 24, 2002, accession number 0000708950-02-000013.

99.B8          Custodian Agreement, incorporated by
reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B9          Deferred Compensation Agreement,
incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

99.B9a                 Transfer Agency and
Service Agreement for the National Financial Data Services, Inc. and Servicing Agreement for Calvert Shareholder Services, Inc.,
incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013. Amended
Schedule A to the Servicing Agreement Restated December 5, 2001, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013. Amended Addendum to Schedule A Servicing Agreement Restated January 1,
2001, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B9b                 Administrative
Services Agreements for Ameritas Investment Corp. and Calvert Asset Management Company, Inc. filed herewith. Amended Schedule A to the Administrative Services Agreement Restated January 2, 2001 for Calvert Asset Management Company, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

99.B10                 Opinion and Consent
of Counsel filed herewith.

99.B11                 Consent of
Independent Auditors filed herewith.

99.B17.b      Power of Attorney Forms signed by each Director filed
herewith.

99.B18                 Code of Ethics for
Calvert Asset Management Company, Inc. incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B182       Code of Ethics for Alger incorporated by reference to
Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B183       Code of Ethics for MFS incorporated by reference to
Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B184       Code of Ethics for SSGA incorporated by reference to
Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B185       Code of Ethics for Harris incorporated by reference to
Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B186       Code of Ethics for DLB incorporated by reference to
Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

99.B187       Code of Ethics for Atlanta Capital incorporated by
reference to Pre-Effective Amendment No. 42, dated 11/05/01, accession number 0000708950-01-500021.

99.B188       Code of Ethics for Grantham, Mayo, Van Otterloo &
Co. LLC, incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B189       Code of Ethics for Brown Capital Management, Inc.,
incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number
0000708950-02-000013.

99.B1810     Code of Ethics for Awad filed herewith.

99.B1811     Code of Ethics for Ameritas Investment Company filed
herewith.

99.B1812     Code of Ethics for McStay filed herewith.

Item 24.       Persons Controlled by or Under Common Control With
Registrant

                  Not
applicable.

Item 25.       Indemnification

         Registrant's By-Laws, Exhibit 2 of this
Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant may purchase and maintain liability
insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of
Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance
Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

Name of Company,

Name
Principal Business and
Address
Capacity

Barbara J. Krumsiek

Calvert Variable Series,
Inc.
Officer

Calvert Municipal Fund,
Inc.
and

Calvert World Values Fund, Inc.

Director

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund for

Officer

  Government
Income
and

Calvert Tax-Free
Reserves
Trustee

Calvert Social Investment Fund

Calvert Cash Reserves

The Calvert Fund

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Asset Management

  Co.,
Inc.
Officer

Investment
Advisor
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

----------------

Calvert Group,
Ltd.
Officer

Holding
Company
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services,
Inc.
Officer

Transfer
Agent
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services
Co.
Officer

Service
Company
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

---------------

Calvert Distributors,
Inc.
Officer

Broker-Dealer
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

---------------

Ronald M. Wolfsheimer

First Variable Rate
Fund
Officer

  for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

--------------

Calvert Asset Management

  Co.,
Inc.
Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group,
Ltd.
Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder

  Services,
Inc.

Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services
Co.
Officer

Service
Company
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

---------------

Calvert Distributors,
Inc.
Officer

Broker-Dealer
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

---------------

David R. Rochat

First Variable Rate
Fund
Officer

  for Government
Income
and

Calvert Tax-Free
Reserves
Trustee

Calvert Cash Reserves

The Calvert Fund

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Municipal Fund,
Inc.
Officer

Investment
Company
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co.,
Inc.
Officer

Investment
Advisor
and

4550 Montgomery
Avenue
Director

Bethesda, Maryland 20814

---------------

Chelsea Securities,
Inc.
Officer

Securities
Firm
and

Post Office Box
93
Director

Chelsea, Vermont 05038

---------------

Grady, Berwald &
Co.
Officer

Holding
Company
and

43A South Finley
Avenue
Director

Basking Ridge, NJ 07920

---------------

Reno J. Martini

Calvert Asset Management

  Co.,
Inc.
Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group,
Ltd.
Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

First Variable Rate
Fund
Officer

  for Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Charles T. Nason

Ameritas Acacia
Mutual
Officer and

  Holding
Company
Director

Acacia Life Insurance

Insurance Companies

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Financial
Corporation
Officer

Holding
Company
and Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Federal Savings Bank     Director

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources,
LLC
Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square,
LLC
Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

                                            ---------------

Calvert Group,
Ltd.
Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services
Co.
Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co.,
Inc.
Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder

  Services,
Inc.
Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Social Investment

Fund
Trustee

Investment Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

-----------------

The Advisors Group,
Ltd.
Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Robert-John H. Sands

Ameritas Acacia Mutual

  Holding
Company
Officer

Acacia Life Insurance

Acacia National Life

Insurance
Officer and

Insurance
Company
Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Life
Insurance
Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Financial
Corporation
Officer and

Holding
Company
Director

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

Acacia Federal Savings

Bank
Officer

Savings Bank

7600-B Leesburg Pike

Falls Church, Virginia 22043

---------------

Enterprise Resources,
LLC
Director

Business Support Services

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Acacia Realty Square,
LLC
Director

Realty Investments

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

The Advisors Group,
Ltd.
Director

Broker-Dealer and

Investment Advisor

7315 Wisconsin Avenue

Bethesda, Maryland 20814

---------------

Calvert Group,
Ltd.
Director

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services
Co.
Director

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management,

  Co.,
Inc.
Director

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Shareholder

  Services,
Inc.
Director

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

William M. Tartikoff

Acacia National Life

Insurance
Officer

Insurance Company

7315 Wisconsin Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund
for
Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Group,
Ltd.
Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert
Administrative
Officer

Services Company

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co.
Inc.
         Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services,
Inc.
Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

         ----------------

Calvert Distributors,
Inc.
Director

Broker-Dealer
and Officer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Susan Walker Bender

Calvert Group,
Ltd.
Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services
Co.
Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co.,
Inc.
Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services,
Inc.
Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors,
Inc.
Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund
for
Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Ivy Wafford Duke

Calvert Group,
Ltd.
Officer

Holding Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Administrative

  Services
Co.
Officer

Service Company

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Calvert Asset Management

  Co.,
Inc.
Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Shareholder

  Services,
Inc.
Officer

Transfer Agent

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

Calvert Distributors,
Inc.
Officer

Broker-Dealer

4550 Montgomery Avenue

Bethesda, Maryland 20814

----------------

First Variable Rate Fund
for
Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Lancelot King

First Variable Rate Fund
for
Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Mike Yuhas

First Variable Rate
Fund
Fund

  for Government
Income
Controller

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Hui Ping Ho

First Variable Rate
Fund
Assistant

  for Government
Income
Treasurer

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

---------------

Daniel K. Hayes

Calvert Asset Management

  Co.,
Inc.
Officer

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

First Variable Rate Fund
for
Officer

  Government Income

Calvert Tax-Free Reserves

Calvert Cash Reserves

Calvert Social Investment Fund

The Calvert Fund

Calvert Variable Series, Inc.

Calvert Municipal Fund, Inc.

Calvert World Values Fund, Inc.

Calvert Social Index Series, Inc.

Calvert Impact Fund, Inc.

Investment Companies

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

John Nichols

Calvert Asset
Management
Officer

Company, Inc.

Investment Advisor

4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Gregory Habeeb

Calvert Asset
Management
Officer

Company, Inc.

Investment Advisor

         4550 Montgomery Avenue

Bethesda, Maryland 20814

------------------

Item 27. Principal Underwriters

         (a)     Registrant's principal
underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social
Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert
Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)     Positions of
Underwriter's Officers and Directors

 Name and Principal Business Address*

 Position(s) with Underwriter

 Position(s) with Registrant

 Barbara J. Krumsiek

 Director and Chief Executive Officer

 Director

 Ronald M. Wolfsheimer

 Director, Senior Vice President and Chief Financial Officer

 Treasurer

 William M. Tartikoff

 Director, Senior Vice President and Secretary

 Vice President and Secretary

 Craig Cloyed

 President

 None

 Reginald Stanley

 Senior Vice President

 None

 Karen Becker

 Vice President of, Operations

 None

 David Leach

 Vice President

 None

 Geoffrey Ashton

 Regional Vice President

 None

 Timothy O'Leary

 Regional Vice President

 None

 Bill Hairgrove

 Regional Vice President

 None

 Anthony Eames

 Regional Vice President

 None

 Steve Himber

 Regional Vice President

 None

 Tanya Williams

 Regional Vice President

 None

 Ben Ogbogu

 Regional Vice President

 None

 Christine Teske

 Regional Vice President

 None

 Jeanine L. Perkins

 Regional Vice President

 None

 Susan Walker Bender

 Assistant Secretary

 Assistant Secretary and Assistant Vice President

 Ivy Wafford Duke

 Assistant Secretary

 Assistant Secretary and Assistant Vice President

 Lancelot King

 Assistant Secretary

 Assistant Secretary

 Hui Ping Ho

 Assistant Treasurer

 Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)
Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer

         and

         William M. Tartikoff, Assistant
Secretary

         4550 Montgomery Avenue, Suite 1000N

         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b)
under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 25th day of April, 2003.

CALVERT VARIABLE SERIES, INC.

By:

_______________**__________________

Barbara J. Krumsiek

Director and Chairman

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature
Title
Date

__________**____________    Director and

Barbara J.
Krumsiek

Chairman
04/25/03

__________**____________
Treasurer
04/25/03

Ronald M. Wolfsheimer

__________**____________
Director
04/25/03

Arthur J. Pugh

__________**____________
Director
04/25/03

Frank H. Blatz, Jr.

__________**____________
Director
04/25/03

William J. Atherton

__________**____________
Director
04/25/03

Alice Gresham Bullock

__________**____________
Director
04/25/03

Thomas C. Godlasky

__________**____________
Director
04/25/03

M. Charito Kruvant

__________**____________
Director
04/25/03

Cynthia H. Milligan

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Ivy Wafford Duke